Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.4%)
U.S. Government Securities (0.4%)
United States Treasury Note/Bond	3.625%	10/31/2030	194,264	194,461
United States Treasury Note/Bond	4.000%	11/15/2035	61,195	61,099
Total U.S. Government and Agency Obligations (Cost $255,033)				255,560
Corporate Bonds (98.1%)
Communications (6.5%)
Alphabet Inc.	4.375%	11/15/2032	35,447	35,854
Alphabet Inc.	4.500%	5/15/2035	35,887	36,162
Alphabet Inc.	4.700%	11/15/2035	97,638	99,231
America Movil SAB de CV	4.700%	7/21/2032	21,714	21,957
America Movil SAB de CV	5.000%	1/20/2033	15,766	16,119
America Movil SAB de CV	6.375%	3/1/2035	28,443	31,583
AppLovin Corp.	5.375%	12/1/2031	30,622	31,844
AppLovin Corp.	5.500%	12/1/2034	31,933	33,033
AT&T Inc.	2.750%	6/1/2031	92,861	85,606
AT&T Inc.	2.250%	2/1/2032	78,679	69,411
AT&T Inc.	4.550%	11/1/2032	26,813	26,843
AT&T Inc.	2.550%	12/1/2033	116,535	99,996
AT&T Inc.	5.400%	2/15/2034	89,447	93,525
AT&T Inc.	4.500%	5/15/2035	48,685	47,328
AT&T Inc.	5.375%	8/15/2035	33,250	34,385
AT&T Inc.	4.900%	11/1/2035	17,930	17,874
Baidu Inc.	2.375%	8/23/2031	19,912	18,171
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	36,251	36,975
British Telecommunications plc	9.625%	12/15/2030	54,923	67,621
Charter Communications Operating LLC	2.800%	4/1/2031	18,616	16,714
Charter Communications Operating LLC	2.300%	2/1/2032	2,320	1,993
Charter Communications Operating LLC	4.400%	4/1/2033	36,581	34,467
Charter Communications Operating LLC	6.650%	2/1/2034	35,308	37,361
Charter Communications Operating LLC	6.550%	6/1/2034	63,564	67,051
Charter Communications Operating LLC	6.384%	10/23/2035	13,495	13,951
Charter Communications Operating LLC	5.850%	12/1/2035	15,308	15,343
Comcast Corp.	4.250%	10/15/2030	13,165	13,189
Comcast Corp.	1.500%	2/15/2031	9,275	8,065
Comcast Corp.	4.950%	5/15/2032	42,725	43,806
Comcast Corp.	5.500%	11/15/2032	33,792	35,814
Comcast Corp.	4.250%	1/15/2033	58,178	57,010
Comcast Corp.	4.650%	2/15/2033	31,228	31,379
Comcast Corp.	7.050%	3/15/2033	18,640	21,410
Comcast Corp.	4.800%	5/15/2033	34,078	34,499
Comcast Corp.	5.300%	6/1/2034	60,449	62,480
Comcast Corp.	4.200%	8/15/2034	15,227	14,618
Comcast Corp.	5.300%	5/15/2035	25,069	25,850
Comcast Corp.	5.650%	6/15/2035	24,153	25,463
Deutsche Telekom International Finance BV	9.250%	6/1/2032	26,401	33,079
Electronic Arts Inc.	1.850%	2/15/2031	21,834	21,155
Expedia Group Inc.	2.950%	3/15/2031	4,060	3,777
Expedia Group Inc.	5.400%	2/15/2035	33,895	35,005
FactSet Research Systems Inc.	3.450%	3/1/2032	18,586	17,223
Fox Corp.	6.500%	10/13/2033	38,905	43,112
Grupo Televisa SAB	8.500%	3/11/2032	8,340	9,217
Meta Platforms Inc.	4.550%	8/15/2031	52,618	53,781
Meta Platforms Inc.	3.850%	8/15/2032	95,043	92,780
Meta Platforms Inc.	4.600%	11/15/2032	59,673	60,586
Meta Platforms Inc.	4.950%	5/15/2033	44,766	46,352
Meta Platforms Inc.	4.750%	8/15/2034	90,882	92,489
Meta Platforms Inc.	4.875%	11/15/2035	184,454	186,531
Netflix Inc.	4.900%	8/15/2034	21,898	22,689
Omnicom Group Inc.	2.600%	8/1/2031	29,201	26,553
Omnicom Group Inc.	5.300%	11/1/2034	12,025	12,353
Orange SA	9.000%	3/1/2031	77,547	93,904
Paramount Global	7.875%	7/30/2030	7,221	8,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.950%	1/15/2031	11,792	11,640
	Paramount Global	4.200%	5/19/2032	43,728	40,742
	Paramount Global	5.500%	5/15/2033	8,638	8,508
	Rogers Communications Inc.	3.800%	3/15/2032	54,290	51,355
	Rogers Communications Inc.	5.300%	2/15/2034	42,100	42,716
	Sprint Capital Corp.	8.750%	3/15/2032	57,212	69,656
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	7,664	7,453
	Take-Two Interactive Software Inc.	5.600%	6/12/2034	10,178	10,686
	TELUS Corp.	3.400%	5/13/2032	30,213	27,923
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	20,243	23,458
	T-Mobile USA Inc.	2.550%	2/15/2031	47,740	43,746
	T-Mobile USA Inc.	2.875%	2/15/2031	33,991	31,623
	T-Mobile USA Inc.	3.500%	4/15/2031	56,544	54,231
	T-Mobile USA Inc.	2.250%	11/15/2031	19,204	17,057
	T-Mobile USA Inc.	2.700%	3/15/2032	23,044	20,781
	T-Mobile USA Inc.	5.125%	5/15/2032	43,509	45,035
	T-Mobile USA Inc.	4.625%	1/15/2033	6,460	6,467
	T-Mobile USA Inc.	5.200%	1/15/2033	38,478	39,895
	T-Mobile USA Inc.	5.050%	7/15/2033	81,248	83,403
	T-Mobile USA Inc.	5.750%	1/15/2034	21,613	23,038
	T-Mobile USA Inc.	5.150%	4/15/2034	52,343	53,847
	T-Mobile USA Inc.	4.700%	1/15/2035	25,694	25,454
	T-Mobile USA Inc.	5.300%	5/15/2035	22,399	23,167
	T-Mobile USA Inc.	4.950%	11/15/2035	19,756	19,851
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	28,365	32,526
	Uber Technologies Inc.	4.150%	1/15/2031	18,315	18,246
	Uber Technologies Inc.	4.800%	9/15/2034	62,239	62,550
	Uber Technologies Inc.	4.800%	9/15/2035	22,819	22,800
	VeriSign Inc.	2.700%	6/15/2031	21,880	19,878
	VeriSign Inc.	5.250%	6/1/2032	16,530	16,995
	Verizon Communications Inc.	7.750%	12/1/2030	23,171	26,674
	Verizon Communications Inc.	1.750%	1/20/2031	58,710	51,860
	Verizon Communications Inc.	2.550%	3/21/2031	104,385	95,513
	Verizon Communications Inc.	2.355%	3/15/2032	150,919	133,384
	Verizon Communications Inc.	4.750%	1/15/2033	30,636	30,820
	Verizon Communications Inc.	5.050%	5/9/2033	15,399	15,882
	Verizon Communications Inc.	4.500%	8/10/2033	47,666	47,270
	Verizon Communications Inc.	4.400%	11/1/2034	48,482	47,106
	Verizon Communications Inc.	4.780%	2/15/2035	85,615	84,996
	Verizon Communications Inc.	5.250%	4/2/2035	70,894	72,612
	Verizon Communications Inc.	5.000%	1/15/2036	41,389	41,438
	Vodafone Group plc	6.250%	11/30/2032	475	518
	Walt Disney Co.	2.650%	1/13/2031	56,017	52,506
	Walt Disney Co.	6.550%	3/15/2033	8,209	9,359
	Walt Disney Co.	6.400%	12/15/2035	4,280	4,874
					3,992,108
Consumer Discretionary (5.9%)
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	45,383	41,394
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	18,585	18,499
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	21,771	22,783
	Amazon.com Inc.	2.100%	5/12/2031	101,049	91,497
	Amazon.com Inc.	3.600%	4/13/2032	87,571	85,246
	Amazon.com Inc.	4.700%	12/1/2032	52,368	54,006
	Amazon.com Inc.	4.350%	3/20/2033	90,070	90,725
	Amazon.com Inc.	4.800%	12/5/2034	18,357	19,027
	Amazon.com Inc.	4.650%	11/20/2035	87,558	88,500
[1]	American Honda Finance Corp.	5.050%	7/10/2031	44,837	46,153
[1]	American Honda Finance Corp.	4.850%	10/23/2031	2,877	2,937
	American Honda Finance Corp.	5.150%	7/9/2032	34,940	36,013
[1]	American Honda Finance Corp.	4.900%	1/10/2034	2,565	2,587
	American Honda Finance Corp.	5.200%	3/5/2035	27,158	27,692
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	15,065	14,054
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/2034	8,439	8,545
	AutoNation Inc.	2.400%	8/1/2031	14,509	12,793
	AutoNation Inc.	3.850%	3/1/2032	22,847	21,502
	AutoNation Inc.	5.890%	3/15/2035	17,806	18,570
	AutoZone Inc.	1.650%	1/15/2031	18,843	16,512
	AutoZone Inc.	4.750%	8/1/2032	31,970	32,347
	AutoZone Inc.	4.750%	2/1/2033	32,006	32,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	5.200%	8/1/2033	9,021	9,294
	AutoZone Inc.	6.550%	11/1/2033	15,570	17,402
	AutoZone Inc.	5.400%	7/15/2034	16,859	17,565
	Best Buy Co. Inc.	1.950%	10/1/2030	12,139	10,886
	Block Financial LLC	5.375%	9/15/2032	27,320	27,702
	BorgWarner Inc.	2.650%	7/1/2027	1	—
	BorgWarner Inc.	5.400%	8/15/2034	17,438	18,049
	Brunswick Corp.	4.400%	9/15/2032	6,566	6,276
	Choice Hotels International Inc.	3.700%	1/15/2031	11,420	10,804
	Choice Hotels International Inc.	5.850%	8/1/2034	24,946	25,633
	Cornell University	4.835%	6/15/2034	13,000	13,380
	Darden Restaurants Inc.	6.300%	10/10/2033	5,103	5,553
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	1,603	1,476
	DR Horton Inc.	4.850%	10/15/2030	16,215	16,629
	DR Horton Inc.	5.000%	10/15/2034	13,651	13,908
	DR Horton Inc.	5.500%	10/15/2035	2,245	2,349
	eBay Inc.	2.600%	5/10/2031	40,064	36,698
	eBay Inc.	6.300%	11/22/2032	6,498	7,142
	eBay Inc.	5.125%	11/6/2035	27,450	27,578
	Ferguson Enterprises Inc.	4.350%	3/15/2031	9,025	9,015
	Ferguson Enterprises Inc.	5.000%	10/3/2034	18,259	18,513
	Ford Motor Co.	7.450%	7/16/2031	26,050	28,848
	Ford Motor Co.	3.250%	2/12/2032	85,751	75,416
	Ford Motor Co.	6.100%	8/19/2032	34,437	35,497
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	1	—
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	32,962	33,852
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	18,924	17,286
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	23,719	24,295
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	35,574	37,291
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	28,611	30,814
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	62,947	64,016
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	18,874	19,646
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	19,719	19,633
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	10,394	9,977
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	21,709	23,037
	General Motors Co.	5.600%	10/15/2032	21,719	22,781
	General Motors Co.	6.250%	4/15/2035	35,222	37,745
	General Motors Financial Co. Inc.	2.350%	1/8/2031	9,653	8,670
	General Motors Financial Co. Inc.	5.750%	2/8/2031	36,086	37,993
	General Motors Financial Co. Inc.	2.700%	6/10/2031	44,319	40,111
	General Motors Financial Co. Inc.	5.600%	6/18/2031	41,413	43,225
	General Motors Financial Co. Inc.	3.100%	1/12/2032	13,493	12,292
	General Motors Financial Co. Inc.	5.625%	4/4/2032	33,848	35,300
	General Motors Financial Co. Inc.	6.400%	1/9/2033	10,428	11,289
	General Motors Financial Co. Inc.	6.100%	1/7/2034	27,806	29,588
	General Motors Financial Co. Inc.	5.950%	4/4/2034	47,155	49,629
	General Motors Financial Co. Inc.	5.450%	9/6/2034	33,756	34,380
	General Motors Financial Co. Inc.	5.900%	1/7/2035	28,730	30,044
	General Motors Financial Co. Inc.	6.150%	7/15/2035	31,314	33,228
	Genuine Parts Co.	2.750%	2/1/2032	14,557	12,906
	Genuine Parts Co.	6.875%	11/1/2033	5,301	5,920
	Hasbro Inc.	6.050%	5/14/2034	14,179	15,041
	Home Depot Inc.	1.375%	3/15/2031	39,013	33,913
	Home Depot Inc.	4.850%	6/25/2031	38,608	39,995
	Home Depot Inc.	1.875%	9/15/2031	45,317	39,989
	Home Depot Inc.	3.250%	4/15/2032	50,489	47,598
	Home Depot Inc.	4.500%	9/15/2032	20,717	21,079
	Home Depot Inc.	4.950%	6/25/2034	40,767	41,967
	Home Depot Inc.	4.650%	9/15/2035	33,110	33,096
	Honda Motor Co. Ltd.	2.967%	3/10/2032	8,873	8,141
	Honda Motor Co. Ltd.	5.337%	7/8/2035	34,235	35,184
	Hyatt Hotels Corp.	5.375%	12/15/2031	34,434	35,460
	Hyatt Hotels Corp.	5.750%	3/30/2032	26,758	28,079
	Hyatt Hotels Corp.	5.400%	12/15/2035	5,000	5,050
[1]	Johns Hopkins University	4.705%	7/1/2032	7,885	8,097
	Las Vegas Sands Corp.	6.200%	8/15/2034	18,593	19,589
	Lear Corp.	2.600%	1/15/2032	16,594	14,807
	Leland Stanford Junior University	4.679%	3/1/2035	550	560
	Lennar Corp.	5.200%	7/30/2030	211	218
	Lowe's Cos. Inc.	4.250%	3/15/2031	43,052	42,853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	2.625%	4/1/2031	48,449	44,493
	Lowe's Cos. Inc.	3.750%	4/1/2032	41,753	40,114
	Lowe's Cos. Inc.	4.500%	10/15/2032	45,590	45,409
	Lowe's Cos. Inc.	5.000%	4/15/2033	37,168	38,154
	Lowe's Cos. Inc.	5.150%	7/1/2033	24,430	25,312
	Lowe's Cos. Inc.	4.850%	10/15/2035	35,733	35,664
	Lowe's Cos. Inc.	5.500%	10/15/2035	400	419
	Magna International Inc.	5.500%	3/21/2033	14,511	15,162
	Magna International Inc.	5.875%	6/1/2035	10,012	10,632
[1]	Marriott International Inc.	2.850%	4/15/2031	19,471	18,069
	Marriott International Inc.	4.500%	10/15/2031	12,041	12,090
	Marriott International Inc.	5.100%	4/15/2032	17,706	18,290
[1]	Marriott International Inc.	3.500%	10/15/2032	14,617	13,679
	Marriott International Inc.	5.300%	5/15/2034	35,872	37,201
	Marriott International Inc.	5.350%	3/15/2035	16,822	17,396
	Marriott International Inc.	5.250%	10/15/2035	13,534	13,811
	Masco Corp.	2.000%	2/15/2031	10,371	9,203
	McDonald's Corp.	4.400%	2/12/2031	3,366	3,397
[1]	McDonald's Corp.	4.600%	9/9/2032	26,661	27,285
	McDonald's Corp.	4.950%	3/3/2035	48,098	49,110
[1]	McDonald's Corp.	4.700%	12/9/2035	14,025	14,049
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	30,770	36,658
	Meritage Homes Corp.	5.650%	3/15/2035	14,955	15,337
	Northwestern University	4.940%	12/1/2035	13,275	13,716
	O'Reilly Automotive Inc.	1.750%	3/15/2031	1,223	1,072
	O'Reilly Automotive Inc.	4.700%	6/15/2032	11,070	11,187
	O'Reilly Automotive Inc.	5.000%	8/19/2034	29,275	29,665
	Owens Corning	5.700%	6/15/2034	34,199	36,103
	Polaris Inc.	5.600%	3/1/2031	4,688	4,750
[1]	President & Fellows of Harvard College	4.609%	2/15/2035	11,507	11,734
	President & Fellows of Harvard College	5.259%	3/15/2036	5,000	5,282
	PulteGroup Inc.	7.875%	6/15/2032	12,990	15,223
	PulteGroup Inc.	6.375%	5/15/2033	15,614	17,168
	PulteGroup Inc.	6.000%	2/15/2035	1,523	1,648
	Ralph Lauren Corp.	5.000%	6/15/2032	33,749	34,696
	Rollins Inc.	5.250%	2/24/2035	8,715	8,927
	Ross Stores Inc.	1.875%	4/15/2031	13,508	11,897
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	15,402	15,569
	Sands China Ltd.	3.250%	8/8/2031	16,446	15,058
	Sekisui House US Inc.	2.500%	1/15/2031	8,380	7,476
	Stanley Black & Decker Inc.	3.000%	5/15/2032	8,309	7,515
	Starbucks Corp.	4.900%	2/15/2031	15,067	15,537
	Starbucks Corp.	3.000%	2/14/2032	31,867	29,482
	Starbucks Corp.	4.800%	2/15/2033	12,494	12,715
	Starbucks Corp.	5.400%	5/15/2035	6,595	6,890
	Tapestry Inc.	3.050%	3/15/2032	18,085	16,443
	Tapestry Inc.	5.500%	3/11/2035	16,402	16,822
	TJX Cos. Inc.	1.600%	5/15/2031	19,127	16,803
	Toll Brothers Finance Corp.	5.600%	6/15/2035	15,876	16,415
	Toyota Motor Corp.	5.053%	6/30/2035	24,484	25,320
[1]	Toyota Motor Credit Corp.	1.650%	1/10/2031	6	5
	Toyota Motor Credit Corp.	5.100%	3/21/2031	38,602	40,236
	Toyota Motor Credit Corp.	1.900%	9/12/2031	34,134	30,063
[1]	Toyota Motor Credit Corp.	4.600%	10/10/2031	35,339	35,942
	Toyota Motor Credit Corp.	4.650%	9/3/2032	30,320	30,768
	Toyota Motor Credit Corp.	4.700%	1/12/2033	889	906
	Toyota Motor Credit Corp.	5.350%	1/9/2035	30,846	32,553
	Tractor Supply Co.	5.250%	5/15/2033	18,833	19,628
[1]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	10,000	9,886
[1]	Yale University	1.482%	4/15/2030	12,875	11,628
[1]	Yale University	4.701%	4/15/2032	1,450	1,495
					3,574,010
Consumer Staples (5.8%)
	Altria Group Inc.	2.450%	2/4/2032	26,692	23,637
	Altria Group Inc.	6.875%	11/1/2033	10,445	11,872
	Altria Group Inc.	5.625%	2/6/2035	21,299	22,207
	Altria Group Inc.	5.250%	8/6/2035	17,168	17,477
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	35,702	35,720
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	3,577	3,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/2031	5,668	5,890
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	17,552	18,249
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	43,990	40,549
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	22,574	24,743
	Archer-Daniels-Midland Co.	4.500%	8/15/2033	50	50
	Avery Dennison Corp.	2.250%	2/15/2032	4,654	4,082
	Avery Dennison Corp.	5.750%	3/15/2033	10,826	11,488
	BAT Capital Corp.	5.834%	2/20/2031	9,383	9,966
	BAT Capital Corp.	2.726%	3/25/2031	34,857	32,140
	BAT Capital Corp.	4.742%	3/16/2032	39,797	40,288
	BAT Capital Corp.	5.350%	8/15/2032	48,898	50,961
	BAT Capital Corp.	7.750%	10/19/2032	6,001	7,027
	BAT Capital Corp.	4.625%	3/22/2033	21,965	21,900
	BAT Capital Corp.	6.421%	8/2/2033	23,553	26,070
	BAT Capital Corp.	6.000%	2/20/2034	24,209	26,036
	BAT Capital Corp.	5.625%	8/15/2035	8,773	9,196
	Brown-Forman Corp.	4.750%	4/15/2033	17,297	17,595
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	800	754
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	40,131	37,030
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	35,033	34,696
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	8,510	8,708
	Campbell's Co.	5.400%	3/21/2034	35,249	36,275
	Campbell's Co.	4.750%	3/23/2035	17,386	17,005
	Church & Dwight Co. Inc.	2.300%	12/15/2031	3,459	3,087
	Church & Dwight Co. Inc.	5.600%	11/15/2032	20,012	21,362
	Clorox Co.	4.600%	5/1/2032	24,333	24,625
	Coca-Cola Co.	2.000%	3/5/2031	33,989	30,897
	Coca-Cola Co.	1.375%	3/15/2031	53,158	46,691
	Coca-Cola Co.	2.250%	1/5/2032	65,267	59,243
	Coca-Cola Co.	5.000%	5/13/2034	4,694	4,926
	Coca-Cola Co.	4.650%	8/14/2034	15,120	15,536
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	13,455	14,174
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	13,924	11,727
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	15,449	15,685
	Colgate-Palmolive Co.	3.250%	8/15/2032	16,811	15,935
	Colgate-Palmolive Co.	4.600%	3/1/2033	11,647	11,965
	Conagra Brands Inc.	5.750%	8/1/2035	16,991	17,487
	Constellation Brands Inc.	2.250%	8/1/2031	46,013	40,808
	Constellation Brands Inc.	4.750%	5/9/2032	19,269	19,455
	Constellation Brands Inc.	4.900%	5/1/2033	22,534	22,703
	Constellation Brands Inc.	4.950%	11/1/2035	10,625	10,537
	Costco Wholesale Corp.	1.750%	4/20/2032	31,350	27,269
	Diageo Capital plc	2.125%	4/29/2032	976	851
	Diageo Capital plc	5.500%	1/24/2033	22,498	23,857
	Diageo Capital plc	5.625%	10/5/2033	20,550	21,982
	Diageo Investment Corp.	5.625%	4/15/2035	41,215	43,938
	Dollar General Corp.	5.000%	11/1/2032	41,915	42,496
	Dollar General Corp.	5.450%	7/5/2033	19,086	19,814
	Dollar Tree Inc.	2.650%	12/1/2031	16,792	15,086
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	26,075	23,275
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	20,446	20,607
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	10,446	10,672
	Flowers Foods Inc.	5.750%	3/15/2035	23,206	23,417
	General Mills Inc.	2.250%	10/14/2031	22,084	19,656
	General Mills Inc.	4.950%	3/29/2033	17,142	17,461
	General Mills Inc.	5.250%	1/30/2035	26,915	27,658
	Haleon US Capital LLC	3.625%	3/24/2032	63,992	61,074
	Hershey Co.	4.950%	2/24/2032	33,122	34,445
	Hershey Co.	4.500%	5/4/2033	11,142	11,244
	Hershey Co.	5.100%	2/24/2035	7,345	7,598
	J M Smucker Co.	2.125%	3/15/2032	5,753	4,978
	J M Smucker Co.	6.200%	11/15/2033	41,102	44,730
	J M Smucker Co.	4.250%	3/15/2035	2,330	2,211
	JBS USA Holding Lux Sarl	3.750%	12/1/2031	17,970	17,085
	JBS USA Holding Lux Sarl	3.625%	1/15/2032	28,956	27,167
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	325	294
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	53,480	56,007
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	45,864	50,945
[2]	JBS USA LUX Sarl	5.950%	4/20/2035	37,135	39,267
[1]	Kellanova	7.450%	4/1/2031	8,162	9,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kellanova	5.250%	3/1/2033	8,527	8,864
	Kenvue Inc.	4.850%	5/22/2032	36,849	37,726
	Kenvue Inc.	4.900%	3/22/2033	25,356	25,999
[1]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	2,916	2,599
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	31,096	31,910
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	42,782	41,190
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	25,572	26,089
	Kimberly-Clark Corp.	2.000%	11/2/2031	22,464	20,257
	Kraft Heinz Foods Co.	4.250%	3/1/2031	6,383	6,329
	Kraft Heinz Foods Co.	5.200%	3/15/2032	1,614	1,666
	Kraft Heinz Foods Co.	6.750%	3/15/2032	2,381	2,654
	Kraft Heinz Foods Co.	5.400%	3/15/2035	27,521	28,414
	Kroger Co.	1.700%	1/15/2031	12,877	11,348
	Kroger Co.	7.500%	4/1/2031	13,987	16,026
	Kroger Co.	5.000%	9/15/2034	66,255	67,238
	McCormick & Co. Inc.	1.850%	2/15/2031	6,191	5,474
	McCormick & Co. Inc.	4.950%	4/15/2033	17,905	18,267
	McCormick & Co. Inc.	4.700%	10/15/2034	9,430	9,348
	Mondelez International Inc.	1.500%	2/4/2031	20,443	17,804
	Mondelez International Inc.	3.000%	3/17/2032	43,072	39,628
	Mondelez International Inc.	1.875%	10/15/2032	1,755	1,508
	Mondelez International Inc.	5.125%	5/6/2035	19,388	19,924
	PepsiCo Inc.	1.625%	5/1/2030	28,296	25,674
	PepsiCo Inc.	1.400%	2/25/2031	10,772	9,453
	PepsiCo Inc.	1.950%	10/21/2031	43,930	39,064
	PepsiCo Inc.	3.900%	7/18/2032	5,710	5,640
	PepsiCo Inc.	4.650%	7/23/2032	44,284	45,392
	PepsiCo Inc.	4.800%	7/17/2034	7,280	7,476
	PepsiCo Inc.	5.000%	2/7/2035	41,455	42,840
	PepsiCo Inc.	5.000%	7/23/2035	59,441	61,329
	Philip Morris International Inc.	1.750%	11/1/2030	25,360	22,619
	Philip Morris International Inc.	5.125%	2/13/2031	49,613	51,563
	Philip Morris International Inc.	4.750%	11/1/2031	23,333	23,838
	Philip Morris International Inc.	4.250%	10/29/2032	50,046	49,374
	Philip Morris International Inc.	5.750%	11/17/2032	36,046	38,672
	Philip Morris International Inc.	5.375%	2/15/2033	64,103	67,233
	Philip Morris International Inc.	5.625%	9/7/2033	30,774	32,753
	Philip Morris International Inc.	5.250%	2/13/2034	66,849	69,385
	Philip Morris International Inc.	4.900%	11/1/2034	7,812	7,912
	Philip Morris International Inc.	4.625%	10/29/2035	20,395	20,082
	Pilgrim's Pride Corp.	4.250%	4/15/2031	27,404	26,634
	Pilgrim's Pride Corp.	3.500%	3/1/2032	32,393	29,907
	Pilgrim's Pride Corp.	6.250%	7/1/2033	30,767	33,056
	Pilgrim's Pride Corp.	6.875%	5/15/2034	18,530	20,565
	Procter & Gamble Co.	1.200%	10/29/2030	24,461	21,578
	Procter & Gamble Co.	1.950%	4/23/2031	33,881	30,674
	Procter & Gamble Co.	4.100%	11/3/2032	15,750	15,738
	Procter & Gamble Co.	4.050%	1/26/2033	125	126
	Procter & Gamble Co.	4.550%	1/29/2034	28,353	28,955
	Procter & Gamble Co.	5.800%	8/15/2034	22,424	24,727
	Procter & Gamble Co.	4.600%	5/1/2035	8,047	8,229
	Procter & Gamble Co.	4.350%	11/3/2035	16,300	16,255
	Reynolds American Inc.	5.700%	8/15/2035	41,296	43,434
	Sysco Corp.	2.450%	12/14/2031	24,243	21,732
	Sysco Corp.	6.000%	1/17/2034	12,949	14,109
	Sysco Corp.	5.400%	3/23/2035	17,974	18,719
	Target Corp.	4.500%	9/15/2032	22,165	22,408
	Target Corp.	6.350%	11/1/2032	8,793	9,815
	Target Corp.	4.400%	1/15/2033	9,228	9,236
	Target Corp.	4.500%	9/15/2034	27,347	27,103
	Target Corp.	5.000%	4/15/2035	21,324	21,722
	Tyson Foods Inc.	5.700%	3/15/2034	43,731	46,232
	Unilever Capital Corp.	1.750%	8/12/2031	5,392	4,768
	Unilever Capital Corp.	5.900%	11/15/2032	50,537	55,497
	Unilever Capital Corp.	5.000%	12/8/2033	33,374	34,787
	Unilever Capital Corp.	4.625%	8/12/2034	37,253	37,737
	Walmart Inc.	7.550%	2/15/2030	4	5
	Walmart Inc.	1.800%	9/22/2031	54,281	48,524
	Walmart Inc.	4.150%	9/9/2032	32,486	32,914
	Walmart Inc.	4.100%	4/15/2033	25,728	25,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	4.900%	4/28/2035	53,433	55,497
	Walmart Inc.	5.250%	9/1/2035	29,774	31,811
					3,565,377
Energy (6.7%)
	APA Corp.	6.100%	2/15/2035	9,420	9,705
	Boardwalk Pipelines LP	3.400%	2/15/2031	20,071	18,867
	Boardwalk Pipelines LP	3.600%	9/1/2032	2,700	2,500
	Boardwalk Pipelines LP	5.625%	8/1/2034	29,265	30,578
	BP Capital Markets America Inc.	2.721%	1/12/2032	26,266	24,015
	BP Capital Markets America Inc.	4.812%	2/13/2033	32,422	33,003
	BP Capital Markets America Inc.	4.893%	9/11/2033	54,500	55,794
	BP Capital Markets America Inc.	4.989%	4/10/2034	46,520	47,768
	BP Capital Markets America Inc.	5.227%	11/17/2034	58,107	60,479
	Burlington Resources LLC	7.200%	8/15/2031	300	342
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	24,045	27,176
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	8,992	9,812
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	14,131	14,807
	Cenovus Energy Inc.	4.650%	3/20/2031	4,250	4,264
	Cenovus Energy Inc.	2.650%	1/15/2032	15	13
	Cheniere Energy Inc.	5.650%	4/15/2034	52,392	54,614
	Cheniere Energy Partners LP	4.000%	3/1/2031	47,719	46,364
	Cheniere Energy Partners LP	3.250%	1/31/2032	36,447	33,526
	Cheniere Energy Partners LP	5.950%	6/30/2033	53,748	57,124
	Cheniere Energy Partners LP	5.750%	8/15/2034	48,148	50,379
[2]	Cheniere Energy Partners LP	5.550%	10/30/2035	25	26
	Chevron USA Inc.	4.819%	4/15/2032	35,733	36,885
	Chevron USA Inc.	4.500%	10/15/2032	48,088	48,794
	Chevron USA Inc.	4.980%	4/15/2035	65	67
	Chevron USA Inc.	4.850%	10/15/2035	27,755	28,173
	ConocoPhillips	2.400%	2/15/2031	9,652	8,826
	ConocoPhillips	5.900%	10/15/2032	22,997	25,105
	ConocoPhillips Co.	4.850%	1/15/2032	40,389	41,603
	ConocoPhillips Co.	5.050%	9/15/2033	22,836	23,675
	ConocoPhillips Co.	5.000%	1/15/2035	47,758	48,853
	Coterra Energy Inc.	5.600%	3/15/2034	21,940	22,715
	Coterra Energy Inc.	5.400%	2/15/2035	23,595	24,083
	Devon Energy Corp.	7.875%	9/30/2031	27,208	31,685
	Devon Energy Corp.	5.200%	9/15/2034	16,398	16,463
	Diamondback Energy Inc.	3.125%	3/24/2031	28,606	26,753
	Diamondback Energy Inc.	6.250%	3/15/2033	18,369	19,887
	Diamondback Energy Inc.	5.400%	4/18/2034	45,607	46,883
	Diamondback Energy Inc.	5.550%	4/1/2035	47,670	49,297
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	35,596	37,667
	Enbridge Inc.	4.500%	2/15/2031	13,810	13,865
	Enbridge Inc.	5.700%	3/8/2033	85,774	90,860
	Enbridge Inc.	2.500%	8/1/2033	17,288	14,858
	Enbridge Inc.	5.625%	4/5/2034	50,951	53,477
	Enbridge Inc.	5.550%	6/20/2035	8,470	8,810
	Enbridge Inc.	5.200%	11/20/2035	17,872	18,069
	Enbridge Inc.	7.200%	6/27/2054	14,038	15,032
	Energy Transfer LP	5.750%	2/15/2033	41,889	44,189
	Energy Transfer LP	6.550%	12/1/2033	55,976	61,709
	Energy Transfer LP	5.550%	5/15/2034	48,231	49,789
	Energy Transfer LP	5.600%	9/1/2034	47,291	48,991
	Energy Transfer LP	5.700%	4/1/2035	44,334	46,107
	Enterprise Products Operating LLC	4.600%	1/15/2031	42,530	43,159
	Enterprise Products Operating LLC	5.350%	1/31/2033	1,615	1,698
[1]	Enterprise Products Operating LLC	6.875%	3/1/2033	7,932	9,037
	Enterprise Products Operating LLC	4.850%	1/31/2034	40,670	41,411
	Enterprise Products Operating LLC	4.950%	2/15/2035	47,598	48,430
	EOG Resources Inc.	4.400%	1/15/2031	8,150	8,193
	EOG Resources Inc.	5.000%	7/15/2032	59,405	60,991
	EQT Corp.	4.750%	1/15/2031	30,285	30,487
	EQT Corp.	5.750%	2/1/2034	37,977	39,989
	Expand Energy Corp.	4.750%	2/1/2032	31,153	30,824
	Expand Energy Corp.	5.700%	1/15/2035	36,752	38,195
	Halliburton Co.	4.850%	11/15/2035	16,295	16,216
	Helmerich & Payne Inc.	2.900%	9/29/2031	38,247	34,194
	Helmerich & Payne Inc.	5.500%	12/1/2034	5,411	5,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hess Corp.	7.300%	8/15/2031	19,002	22,001
	Hess Corp.	7.125%	3/15/2033	17,959	20,963
	HF Sinclair Corp.	5.750%	1/15/2031	4,188	4,348
	HF Sinclair Corp.	5.500%	9/1/2032	407	416
	HF Sinclair Corp.	6.250%	1/15/2035	25,287	26,644
	Kinder Morgan Energy Partners LP	7.400%	3/15/2031	2,544	2,896
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	983	1,131
	Kinder Morgan Inc.	2.000%	2/15/2031	31,061	27,727
[1]	Kinder Morgan Inc.	7.750%	1/15/2032	25,721	29,981
	Kinder Morgan Inc.	4.800%	2/1/2033	12,400	12,498
	Kinder Morgan Inc.	5.200%	6/1/2033	51,148	52,852
	Kinder Morgan Inc.	5.400%	2/1/2034	51,386	53,239
	Kinder Morgan Inc.	5.300%	12/1/2034	26,859	27,547
	Kinder Morgan Inc.	5.850%	6/1/2035	43,557	46,210
	Marathon Petroleum Corp.	5.700%	3/1/2035	41,118	42,706
	MPLX LP	4.800%	2/15/2031	20,000	20,241
	MPLX LP	4.950%	9/1/2032	34,599	34,871
	MPLX LP	5.000%	3/1/2033	40,165	40,539
	MPLX LP	5.500%	6/1/2034	39,460	40,509
	MPLX LP	5.400%	4/1/2035	32,328	32,755
	MPLX LP	5.400%	9/15/2035	53,405	54,091
	Occidental Petroleum Corp.	6.125%	1/1/2031	39,223	41,493
	Occidental Petroleum Corp.	7.500%	5/1/2031	35,023	39,486
	Occidental Petroleum Corp.	7.875%	9/15/2031	20,305	23,351
	Occidental Petroleum Corp.	5.375%	1/1/2032	14,074	14,413
	Occidental Petroleum Corp.	5.550%	10/1/2034	33,635	34,305
	ONEOK Inc.	6.350%	1/15/2031	2,744	2,948
	ONEOK Inc.	4.750%	10/15/2031	25,716	25,842
	ONEOK Inc.	4.950%	10/15/2032	20,230	20,389
	ONEOK Inc.	6.100%	11/15/2032	18,384	19,720
	ONEOK Inc.	6.050%	9/1/2033	62,330	66,584
	ONEOK Inc.	5.650%	9/1/2034	25,449	26,332
	ONEOK Inc.	5.050%	11/1/2034	56,482	56,234
	ONEOK Inc.	5.400%	10/15/2035	8,215	8,333
	Ovintiv Inc.	7.200%	11/1/2031	14,845	16,480
	Ovintiv Inc.	7.375%	11/1/2031	4,682	5,236
	Ovintiv Inc.	6.250%	7/15/2033	22,306	23,642
	Ovintiv Inc.	6.500%	8/15/2034	23,920	25,658
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	11,512	12,289
	Phillips 66	2.150%	12/15/2030	26,103	23,451
	Phillips 66 Co.	5.250%	6/15/2031	53,597	55,936
	Phillips 66 Co.	5.300%	6/30/2033	45,742	47,349
	Phillips 66 Co.	4.950%	3/15/2035	26,812	26,802
[1]	Phillips 66 Co.	5.875%	3/15/2056	15,413	15,189
	Pioneer Natural Resources Co.	2.150%	1/15/2031	8,646	7,862
	Plains All American Pipeline LP	4.700%	1/15/2031	14,164	14,264
	Plains All American Pipeline LP	5.700%	9/15/2034	13,989	14,492
	Plains All American Pipeline LP	5.950%	6/15/2035	40,995	43,014
[1]	Shell Finance US Inc.	4.125%	5/11/2035	27,966	27,092
	Shell Finance US Inc.	4.750%	1/6/2036	33,500	33,767
	Shell International Finance BV	4.125%	5/11/2035	227	228
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	29,092	29,439
	Suncor Energy Inc.	7.150%	2/1/2032	8,265	9,311
	Suncor Energy Inc.	5.950%	12/1/2034	15,690	16,668
	Targa Resources Corp.	4.200%	2/1/2033	11,705	11,219
	Targa Resources Corp.	6.125%	3/15/2033	9,317	9,984
	Targa Resources Corp.	6.500%	3/30/2034	27,319	30,022
	Targa Resources Corp.	5.500%	2/15/2035	46,019	47,213
	Targa Resources Corp.	5.550%	8/15/2035	27,339	28,083
	Targa Resources Partners LP	4.875%	2/1/2031	29,799	29,955
	Targa Resources Partners LP	4.000%	1/15/2032	34,243	32,740
	Texas Eastern Transmission LP	7.000%	7/15/2032	3,023	3,411
	TotalEnergies Capital SA	5.150%	4/5/2034	50,832	53,121
	TotalEnergies Capital SA	4.724%	9/10/2034	32,141	32,632
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	40,571	39,797
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	1,355	1,412
	Valero Energy Corp.	2.800%	12/1/2031	17,820	16,327
	Valero Energy Corp.	7.500%	4/15/2032	18,803	21,730
	Viper Energy Partners LLC	5.700%	8/1/2035	18,825	19,257
	Western Midstream Operating LP	6.150%	4/1/2033	3,180	3,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	5.450%	11/15/2034	40,544	40,922
	Williams Cos. Inc.	2.600%	3/15/2031	52,771	48,226
	Williams Cos. Inc.	8.750%	3/15/2032	1,185	1,440
	Williams Cos. Inc.	4.650%	8/15/2032	36,396	36,585
	Williams Cos. Inc.	5.650%	3/15/2033	26,052	27,526
	Williams Cos. Inc.	5.150%	3/15/2034	46,241	47,200
	Williams Cos. Inc.	5.600%	3/15/2035	33,778	35,291
	Williams Cos. Inc.	5.300%	9/30/2035	1,150	1,177
	Woodside Finance Ltd.	5.700%	5/19/2032	4,333	4,516
	Woodside Finance Ltd.	5.100%	9/12/2034	28,605	28,489
	Woodside Finance Ltd.	6.000%	5/19/2035	38,480	40,353
					4,106,310
Financials (31.9%)
	AerCap Ireland Capital DAC	5.375%	12/15/2031	1,435	1,489
	AerCap Ireland Capital DAC	3.300%	1/30/2032	142,437	132,073
	AerCap Ireland Capital DAC	3.400%	10/29/2033	49,368	44,773
	AerCap Ireland Capital DAC	5.300%	1/19/2034	21,458	22,056
	AerCap Ireland Capital DAC	4.950%	9/10/2034	42,790	42,770
	AerCap Ireland Capital DAC	5.000%	11/15/2035	3,231	3,213
	AerCap Ireland Capital DAC	6.500%	1/31/2056	3,695	3,803
	Affiliated Managers Group Inc.	5.500%	8/20/2034	13,665	14,034
	Air Lease Corp.	3.125%	12/1/2030	30,893	28,705
[1]	Air Lease Corp.	5.200%	7/15/2031	29,249	29,832
[1]	Air Lease Corp.	2.875%	1/15/2032	4,291	3,854
	Allstate Corp.	1.450%	12/15/2030	24,376	21,276
	Allstate Corp.	5.250%	3/30/2033	29,045	30,291
	Allstate Corp.	5.350%	6/1/2033	11,934	12,481
	Allstate Corp.	5.550%	5/9/2035	14,952	15,760
[1]	Ally Financial Inc.	8.000%	11/1/2031	63,869	72,736
	Ally Financial Inc.	8.000%	11/1/2031	12,993	14,811
	Ally Financial Inc.	5.548%	7/31/2033	2,130	2,145
	Ally Financial Inc.	6.184%	7/26/2035	24,672	25,544
	American Express Co.	4.989%	5/26/2033	45,839	46,890
	American Express Co.	4.918%	7/20/2033	59,796	61,255
	American Express Co.	4.420%	8/3/2033	26,515	26,434
	American Express Co.	5.043%	5/1/2034	18,362	18,945
	American Express Co.	5.625%	7/28/2034	5,321	5,590
	American Express Co.	5.915%	4/25/2035	12,455	13,355
	American Express Co.	5.284%	7/26/2035	40,155	41,650
	American Express Co.	5.442%	1/30/2036	41,597	43,471
	American Express Co.	5.667%	4/25/2036	56,441	59,945
	American Express Co.	4.804%	10/24/2036	62,035	61,799
	American Financial Group Inc.	5.000%	9/23/2035	9,931	9,751
	American International Group Inc.	5.125%	3/27/2033	36,532	37,779
	American International Group Inc.	5.450%	5/7/2035	27,864	29,190
	American National Group Inc.	6.000%	7/15/2035	27,735	28,085
	Ameriprise Financial Inc.	4.500%	5/13/2032	6,672	6,733
	Ameriprise Financial Inc.	5.150%	5/15/2033	20,571	21,437
	Ameriprise Financial Inc.	5.200%	4/15/2035	34,271	35,136
	Aon Corp.	2.050%	8/23/2031	11,367	10,047
	Aon Corp.	2.600%	12/2/2031	9,464	8,562
	Aon Corp.	5.000%	9/12/2032	13,166	13,544
	Aon Corp.	5.350%	2/28/2033	25,953	27,117
	Aon North America Inc.	5.300%	3/1/2031	24,357	25,409
	Aon North America Inc.	5.450%	3/1/2034	53,938	56,410
	Apollo Debt Solutions BDC	6.700%	7/29/2031	49,995	52,534
[2]	Apollo Debt Solutions BDC	6.550%	3/15/2032	9,185	9,548
	Apollo Global Management Inc.	6.375%	11/15/2033	16,375	18,077
	Apollo Global Management Inc.	5.150%	8/12/2035	26,792	26,853
	Apollo Global Management Inc.	6.000%	12/15/2054	13,025	12,778
	Ares Capital Corp.	5.100%	1/15/2031	28,300	27,974
	Ares Capital Corp.	3.200%	11/15/2031	15,494	13,742
	Ares Capital Corp.	5.800%	3/8/2032	34,219	34,614
[2]	Ares Strategic Income Fund	5.150%	1/15/2031	13,400	13,178
	Ares Strategic Income Fund	6.200%	3/21/2032	23,157	23,757
	Arthur J Gallagher & Co.	2.400%	11/9/2031	6,271	5,600
	Arthur J Gallagher & Co.	5.000%	2/15/2032	26,364	26,972
	Arthur J Gallagher & Co.	5.500%	3/2/2033	7,606	7,950
	Arthur J Gallagher & Co.	6.500%	2/15/2034	8,583	9,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arthur J Gallagher & Co.	5.450%	7/15/2034	14,408	15,001
	Arthur J Gallagher & Co.	5.150%	2/15/2035	42,290	42,953
	Assurant Inc.	4.900%	3/27/2028	1	1
	Athene Holding Ltd.	3.500%	1/15/2031	15,291	14,487
	Athene Holding Ltd.	6.650%	2/1/2033	32,362	34,984
	Athene Holding Ltd.	5.875%	1/15/2034	24,509	25,452
	Athene Holding Ltd.	6.625%	10/15/2054	11,460	11,173
	Athene Holding Ltd.	6.875%	6/28/2055	17,125	16,781
	AXA SA	8.600%	12/15/2030	13,311	15,754
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	27,545	32,298
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	21,728	23,251
	Banco Santander SA	2.749%	12/3/2030	19,935	18,203
	Banco Santander SA	5.439%	7/15/2031	62,963	66,360
	Banco Santander SA	6.921%	8/8/2033	46,340	51,718
	Banco Santander SA	6.938%	11/7/2033	58,180	67,050
	Banco Santander SA	6.350%	3/14/2034	48,470	52,471
	Banco Santander SA	6.033%	1/17/2035	29,181	31,542
	Banco Santander SA	5.127%	11/6/2035	24,600	24,814
[1]	Bank of America Corp.	3.419%	12/20/2028	1	1
[1]	Bank of America Corp.	2.651%	3/11/2032	60,765	56,034
	Bank of America Corp.	2.687%	4/22/2032	95,298	87,774
	Bank of America Corp.	2.299%	7/21/2032	100,744	90,398
	Bank of America Corp.	2.572%	10/20/2032	90,197	81,869
[1]	Bank of America Corp.	2.972%	2/4/2033	102,216	94,032
	Bank of America Corp.	4.571%	4/27/2033	121,644	122,178
[1]	Bank of America Corp.	5.015%	7/22/2033	166,302	171,007
	Bank of America Corp.	5.288%	4/25/2034	113,871	118,575
	Bank of America Corp.	5.872%	9/15/2034	132,852	143,209
	Bank of America Corp.	5.468%	1/23/2035	119,599	125,953
[1]	Bank of America Corp.	5.425%	8/15/2035	57,490	59,238
	Bank of America Corp.	5.518%	10/25/2035	121,176	125,209
	Bank of America Corp.	5.511%	1/24/2036	100,710	106,168
	Bank of America Corp.	5.744%	2/12/2036	96,107	100,940
	Bank of America Corp.	5.464%	5/9/2036	59,072	62,275
	Bank of America Corp.	2.482%	9/21/2036	54,182	47,707
	Bank of America Corp.	3.846%	3/8/2037	27,351	25,868
	Bank of Montreal	5.511%	6/4/2031	22,678	23,968
	Bank of Montreal	3.088%	1/10/2037	35,380	31,839
[1]	Bank of New York Mellon Corp.	1.800%	7/28/2031	19,555	17,297
	Bank of New York Mellon Corp.	2.500%	1/26/2032	2,120	1,935
	Bank of New York Mellon Corp.	5.060%	7/22/2032	30,492	31,670
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	33,045	32,743
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	50,016	54,110
	Bank of New York Mellon Corp.	4.706%	2/1/2034	26,342	26,634
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	29,922	30,684
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	25,719	28,859
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	49,154	50,935
	Bank of New York Mellon Corp.	5.225%	11/20/2035	18,903	19,648
	Bank of New York Mellon Corp.	5.316%	6/6/2036	14,064	14,667
	Bank of New York Mellon Corp.	5.606%	7/21/2039	8,277	8,689
	Bank of Nova Scotia	2.150%	8/1/2031	13,452	12,016
	Bank of Nova Scotia	2.450%	2/2/2032	30,244	27,072
	Bank of Nova Scotia	4.740%	11/10/2032	17,259	17,514
	Bank of Nova Scotia	5.650%	2/1/2034	42,345	45,295
	Bank of Nova Scotia	4.588%	5/4/2037	22,442	21,921
	Barclays plc	2.667%	3/10/2032	30,773	28,086
	Barclays plc	2.894%	11/24/2032	23,089	21,000
	Barclays plc	5.746%	8/9/2033	32,695	34,525
	Barclays plc	7.437%	11/2/2033	74,873	86,246
	Barclays plc	6.224%	5/9/2034	69,704	75,439
	Barclays plc	7.119%	6/27/2034	42,717	47,996
	Barclays plc	6.692%	9/13/2034	57,131	63,527
	Barclays plc	5.335%	9/10/2035	31,259	31,957
	Barclays plc	5.785%	2/25/2036	60,679	64,094
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	1,700	1,597
	BlackRock Funding Inc.	5.000%	3/14/2034	21,429	22,202
	BlackRock Funding Inc.	4.900%	1/8/2035	6,143	6,316
	Blackrock Inc.	1.900%	1/28/2031	36,884	33,208
	Blackrock Inc.	2.100%	2/25/2032	35,018	30,941
	Blackrock Inc.	4.750%	5/25/2033	47,275	48,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blackstone Private Credit Fund	6.250%	1/25/2031	7,356	7,619
	Blackstone Private Credit Fund	6.000%	1/29/2032	26,069	26,657
	Blackstone Private Credit Fund	6.000%	11/22/2034	22,320	22,686
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	27,994	28,211
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	4,025	4,010
	Blackstone Secured Lending Fund	5.125%	1/31/2031	14,130	13,995
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	6,353	6,566
	Blue Owl Finance LLC	3.125%	6/10/2031	21,124	19,193
	Blue Owl Finance LLC	4.375%	2/15/2032	615	589
	Blue Owl Finance LLC	6.250%	4/18/2034	42,867	44,342
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	16,882	17,731
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	14,400	14,483
	Brookfield Capital Finance LLC	6.087%	6/14/2033	12,830	13,770
	Brookfield Finance I UK plc	2.340%	1/30/2032	4,121	3,612
	Brookfield Finance Inc.	2.724%	4/15/2031	12,069	11,069
	Brookfield Finance Inc.	6.350%	1/5/2034	25,043	27,231
	Brookfield Finance Inc.	5.675%	1/15/2035	14,877	15,424
	Brown & Brown Inc.	2.375%	3/15/2031	16,582	14,851
	Brown & Brown Inc.	4.200%	3/17/2032	19,019	18,400
	Brown & Brown Inc.	5.250%	6/23/2032	19,683	20,165
	Brown & Brown Inc.	5.650%	6/11/2034	18,261	18,947
	Brown & Brown Inc.	5.550%	6/23/2035	31,005	31,878
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	15,468	14,780
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	39,389	43,063
	Capital One Financial Corp.	2.359%	7/29/2032	26,238	22,918
	Capital One Financial Corp.	2.618%	11/2/2032	3,163	2,831
	Capital One Financial Corp.	6.700%	11/29/2032	39,517	43,790
	Capital One Financial Corp.	5.268%	5/10/2033	13,557	13,904
	Capital One Financial Corp.	5.817%	2/1/2034	45,554	47,940
	Capital One Financial Corp.	6.377%	6/8/2034	62,797	68,290
	Capital One Financial Corp.	7.964%	11/2/2034	36,542	43,257
	Capital One Financial Corp.	6.051%	2/1/2035	15,263	16,280
	Capital One Financial Corp.	5.884%	7/26/2035	42,120	44,491
	Capital One Financial Corp.	6.183%	1/30/2036	50,945	53,454
	Capital One Financial Corp.	5.197%	9/11/2036	29,320	29,274
	Carlyle Group Inc.	5.050%	9/19/2035	31,275	30,873
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	9,650	9,492
	Cboe Global Markets Inc.	1.625%	12/15/2030	9,265	8,216
	Cboe Global Markets Inc.	3.000%	3/16/2032	9,198	8,526
	Charles Schwab Corp.	1.650%	3/11/2031	30,443	26,750
	Charles Schwab Corp.	2.300%	5/13/2031	37,945	34,443
	Charles Schwab Corp.	1.950%	12/1/2031	14,157	12,412
	Charles Schwab Corp.	2.900%	3/3/2032	51,406	47,252
	Charles Schwab Corp.	5.853%	5/19/2034	52,471	56,365
	Charles Schwab Corp.	6.136%	8/24/2034	7,420	8,108
	Charles Schwab Corp.	4.914%	11/14/2036	11,982	12,006
	Chubb INA Holdings LLC	5.000%	3/15/2034	46,225	47,549
	Chubb INA Holdings LLC	4.900%	8/15/2035	46,874	47,431
[1]	Citibank NA	5.570%	4/30/2034	55,908	59,552
	Citigroup Inc.	2.561%	5/1/2032	81,001	73,775
	Citigroup Inc.	6.625%	6/15/2032	47,527	52,899
	Citigroup Inc.	2.520%	11/3/2032	25	22
	Citigroup Inc.	3.057%	1/25/2033	85,918	79,049
	Citigroup Inc.	3.785%	3/17/2033	112,116	107,298
	Citigroup Inc.	4.910%	5/24/2033	48,046	48,930
	Citigroup Inc.	6.000%	10/31/2033	18,921	20,467
	Citigroup Inc.	6.270%	11/17/2033	95,721	104,883
	Citigroup Inc.	6.174%	5/25/2034	108,162	115,650
	Citigroup Inc.	5.827%	2/13/2035	64,257	67,148
	Citigroup Inc.	5.449%	6/11/2035	48,376	50,481
	Citigroup Inc.	6.020%	1/24/2036	110,675	116,691
[1]	Citigroup Inc.	5.333%	3/27/2036	88,888	91,785
	Citigroup Inc.	5.174%	9/11/2036	77,581	79,199
	Citigroup Inc.	5.411%	9/19/2039	14,388	14,536
	Citizens Financial Group Inc.	5.718%	7/23/2032	48,795	51,214
	Citizens Financial Group Inc.	2.638%	9/30/2032	7,124	6,142
	Citizens Financial Group Inc.	6.645%	4/25/2035	19,289	21,242
	Citizens Financial Group Inc.	5.641%	5/21/2037	9,053	9,214
	CME Group Inc.	2.650%	3/15/2032	23,159	21,194
	CNA Financial Corp.	5.500%	6/15/2033	21,607	22,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNA Financial Corp.	5.125%	2/15/2034	14,213	14,354
	CNA Financial Corp.	5.200%	8/15/2035	15,465	15,634
	CNO Financial Group Inc.	6.450%	6/15/2034	21,376	22,665
	Comerica Bank	5.332%	8/25/2033	6,091	6,152
	Corebridge Financial Inc.	3.900%	4/5/2032	23,973	22,806
	Corebridge Financial Inc.	6.050%	9/15/2033	6,111	6,508
	Corebridge Financial Inc.	5.750%	1/15/2034	43,670	45,602
	Corebridge Financial Inc.	6.375%	9/15/2054	21,325	21,488
	Credit Suisse USA LLC	7.125%	7/15/2032	36,337	41,784
	Deutsche Bank AG	3.729%	1/14/2032	33,764	32,003
	Deutsche Bank AG	3.035%	5/28/2032	26,659	24,546
	Deutsche Bank AG	3.742%	1/7/2033	45,385	42,357
	Deutsche Bank AG	7.079%	2/10/2034	53,698	59,020
	Deutsche Bank AG	5.403%	9/11/2035	31,431	32,189
	Enstar Group Ltd.	4.950%	6/1/2029	1	1
	Enstar Group Ltd.	3.100%	9/1/2031	27,643	24,924
	Equitable Holdings Inc.	5.594%	1/11/2033	19,528	20,453
	Equitable Holdings Inc.	6.700%	3/28/2055	9,800	10,209
	F&G Annuities & Life Inc.	6.250%	10/4/2034	13,854	14,065
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	12,949	12,198
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	32,607	34,096
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	24,532	26,135
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	7,610	7,957
	Fidelity National Financial Inc.	2.450%	3/15/2031	6,236	5,574
	Fifth Third Bancorp	5.631%	1/29/2032	14,455	15,191
	Fifth Third Bancorp	4.337%	4/25/2033	22,522	22,053
	First American Financial Corp.	2.400%	8/15/2031	10,390	9,107
	First American Financial Corp.	5.450%	9/30/2034	9,846	9,973
	First Citizens BancShares Inc.	6.254%	3/12/2040	16,206	16,525
	FS KKR Capital Corp.	3.250%	7/15/2027	1	1
	GATX Corp.	1.900%	6/1/2031	125	110
	GATX Corp.	3.500%	6/1/2032	16,263	15,197
	GATX Corp.	4.900%	3/15/2033	8,642	8,696
	GATX Corp.	5.450%	9/15/2033	12,330	12,836
	GATX Corp.	6.050%	3/15/2034	20,591	22,052
	GATX Corp.	6.900%	5/1/2034	14,007	15,832
	GATX Corp.	5.500%	6/15/2035	19,959	20,624
	Global Payments Inc.	2.900%	11/15/2031	13,565	12,150
	Global Payments Inc.	5.400%	8/15/2032	20,770	21,140
	Global Payments Inc.	5.200%	11/15/2032	42,778	42,938
	Global Payments Inc.	5.550%	11/15/2035	51,902	51,850
	Globe Life Inc.	5.850%	9/15/2034	12,835	13,488
	Goldman Sachs Capital I	6.345%	2/15/2034	2,510	2,679
	Goldman Sachs Group Inc.	1.992%	1/27/2032	33,609	29,936
	Goldman Sachs Group Inc.	2.615%	4/22/2032	119,689	109,508
	Goldman Sachs Group Inc.	2.383%	7/21/2032	141,810	127,481
	Goldman Sachs Group Inc.	2.650%	10/21/2032	114,454	103,636
	Goldman Sachs Group Inc.	6.125%	2/15/2033	54,160	59,686
	Goldman Sachs Group Inc.	3.102%	2/24/2033	127,346	117,835
	Goldman Sachs Group Inc.	6.561%	10/24/2034	975	1,097
	Goldman Sachs Group Inc.	5.851%	4/25/2035	89,279	95,864
	Goldman Sachs Group Inc.	5.330%	7/23/2035	78,909	81,913
	Goldman Sachs Group Inc.	5.016%	10/23/2035	85,156	86,463
	Goldman Sachs Group Inc.	5.536%	1/28/2036	111,432	116,862
	Goldman Sachs Group Inc.	4.939%	10/21/2036	89,374	89,760
[2]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	3,212	3,220
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	14,965	15,363
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	26,684	27,270
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	18,718	19,427
	Hanover Insurance Group Inc.	5.500%	9/1/2035	13,535	13,816
	HPS Corporate Lending Fund	5.950%	4/14/2032	15,215	15,323
[1]	HSBC Bank USA NA	5.625%	8/15/2035	1,210	1,275
	HSBC Holdings plc	5.733%	5/17/2032	49,691	52,524
	HSBC Holdings plc	2.804%	5/24/2032	95,723	87,696
	HSBC Holdings plc	2.871%	11/22/2032	41,927	38,164
	HSBC Holdings plc	4.762%	3/29/2033	50,701	50,568
	HSBC Holdings plc	5.402%	8/11/2033	62,190	64,842
	HSBC Holdings plc	8.113%	11/3/2033	56,561	66,610
	HSBC Holdings plc	6.254%	3/9/2034	68,983	75,468
	HSBC Holdings plc	6.547%	6/20/2034	71,310	77,514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	7.399%	11/13/2034	49,448	56,614
	HSBC Holdings plc	5.719%	3/4/2035	29,969	31,799
	HSBC Holdings plc	5.874%	11/18/2035	45,980	48,216
	HSBC Holdings plc	5.450%	3/3/2036	65,802	68,356
	HSBC Holdings plc	5.790%	5/13/2036	55,576	59,029
	HSBC Holdings plc	5.741%	9/10/2036	50,557	52,190
	HSBC Holdings plc	5.133%	11/6/2036	17,818	17,980
	Huntington Bancshares Inc.	5.023%	5/17/2033	13,340	13,487
	Huntington Bancshares Inc.	5.709%	2/2/2035	32,095	33,755
	Huntington Bancshares Inc.	2.487%	8/15/2036	18,051	15,628
	Huntington Bancshares Inc.	6.141%	11/18/2039	22,170	23,072
	ING Groep NV	4.252%	3/28/2033	28,388	27,971
	ING Groep NV	6.114%	9/11/2034	21,983	23,904
	ING Groep NV	5.550%	3/19/2035	60,704	63,537
	ING Groep NV	5.525%	3/25/2036	29,789	31,179
	Intercontinental Exchange Inc.	1.850%	9/15/2032	52,267	44,720
	Intercontinental Exchange Inc.	4.600%	3/15/2033	58,395	59,206
	Jackson Financial Inc.	3.125%	11/23/2031	100	91
	Jackson Financial Inc.	5.670%	6/8/2032	14,081	14,602
	Janus Henderson US Holdings Inc.	5.450%	9/10/2034	13,025	13,285
	Jefferies Financial Group Inc.	2.625%	10/15/2031	52,468	46,327
	Jefferies Financial Group Inc.	6.200%	4/14/2034	36,736	38,910
[1]	JPMorgan Chase & Co.	8.750%	9/1/2030	4,707	5,550
	JPMorgan Chase & Co.	1.953%	2/4/2032	85,939	76,634
	JPMorgan Chase & Co.	2.580%	4/22/2032	111,759	102,663
	JPMorgan Chase & Co.	2.545%	11/8/2032	52,088	47,122
	JPMorgan Chase & Co.	2.963%	1/25/2033	124,352	114,682
	JPMorgan Chase & Co.	4.586%	4/26/2033	43,233	43,617
	JPMorgan Chase & Co.	4.912%	7/25/2033	151,991	156,108
	JPMorgan Chase & Co.	5.717%	9/14/2033	89,492	95,546
	JPMorgan Chase & Co.	5.350%	6/1/2034	148,541	155,915
	JPMorgan Chase & Co.	6.254%	10/23/2034	96,902	107,380
	JPMorgan Chase & Co.	5.336%	1/23/2035	75,709	79,231
	JPMorgan Chase & Co.	5.766%	4/22/2035	61,670	66,373
	JPMorgan Chase & Co.	5.294%	7/22/2035	107,632	112,245
	JPMorgan Chase & Co.	4.946%	10/22/2035	71,064	72,413
	JPMorgan Chase & Co.	5.502%	1/24/2036	59,539	62,880
	JPMorgan Chase & Co.	5.572%	4/22/2036	125,857	133,784
	JPMorgan Chase & Co.	5.576%	7/23/2036	127,630	133,577
	JPMorgan Chase & Co.	4.810%	10/22/2036	87,682	88,197
	Kemper Corp.	3.800%	2/23/2032	19,572	18,076
[1]	KeyBank NA	4.900%	8/8/2032	29,637	29,533
	KeyBank NA	5.000%	1/26/2033	17,866	18,086
[1]	KeyCorp	4.789%	6/1/2033	14,633	14,642
	KeyCorp	6.401%	3/6/2035	38,320	41,757
	Kilroy Realty LP	2.500%	11/15/2032	1,420	1,191
	Kilroy Realty LP	2.650%	11/15/2033	8,744	7,204
	Kilroy Realty LP	5.875%	10/15/2035	445	452
	KKR & Co. Inc.	5.100%	8/7/2035	33,594	33,645
	Lazard Group LLC	6.000%	3/15/2031	8,085	8,579
	Lazard Group LLC	5.625%	8/1/2035	8,000	8,182
	Lincoln National Corp.	3.400%	1/15/2031	8,021	7,605
	Lincoln National Corp.	3.400%	3/1/2032	4,416	4,104
	Lincoln National Corp.	5.852%	3/15/2034	3,394	3,570
	Lloyds Banking Group plc	4.976%	8/11/2033	28,529	29,128
	Lloyds Banking Group plc	7.953%	11/15/2033	20,525	24,005
	Lloyds Banking Group plc	5.679%	1/5/2035	63,864	67,592
	Lloyds Banking Group plc	5.590%	11/26/2035	33,369	34,999
	Lloyds Banking Group plc	6.068%	6/13/2036	43,005	45,477
	Lloyds Banking Group plc	4.943%	11/4/2036	13,814	13,780
	LPL Holdings Inc.	6.000%	5/20/2034	16,374	17,188
	LPL Holdings Inc.	5.650%	3/15/2035	18,330	18,793
	LPL Holdings Inc.	5.750%	6/15/2035	10,663	11,023
	M&T Bank Corp.	6.082%	3/13/2032	35,814	38,106
	M&T Bank Corp.	5.053%	1/27/2034	45,075	45,484
[1]	M&T Bank Corp.	5.385%	1/16/2036	11,982	12,216
	Manulife Financial Corp.	3.703%	3/16/2032	20,768	19,993
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	50,359	51,701
	Marsh & McLennan Cos. Inc.	2.375%	12/15/2031	11,234	10,080
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	20,714	21,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	14,952	15,493
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	53,350	54,294
	Mastercard Inc.	1.900%	3/15/2031	8,690	7,814
	Mastercard Inc.	2.000%	11/18/2031	12,581	11,199
	Mastercard Inc.	4.350%	1/15/2032	46,991	47,431
	Mastercard Inc.	4.950%	3/15/2032	23,096	24,055
	Mastercard Inc.	4.850%	3/9/2033	11,454	11,827
	Mastercard Inc.	4.875%	5/9/2034	38,193	39,331
	Mastercard Inc.	4.550%	1/15/2035	33,618	33,840
	MetLife Inc.	6.500%	12/15/2032	5,780	6,515
	MetLife Inc.	5.375%	7/15/2033	46,975	49,588
	MetLife Inc.	5.300%	12/15/2034	42,831	44,694
	MetLife Inc.	5.700%	6/15/2035	30,262	32,452
[1]	MetLife Inc.	6.350%	3/15/2055	27,069	28,585
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	73,328	65,622
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	14,967	13,464
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	13,481	12,270
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	8,464	8,361
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	40,942	42,324
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	15,304	16,112
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	27,648	29,076
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	15,339	16,139
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	69,262	72,513
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	42,163	44,561
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	49,279	52,161
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	12,825	13,177
	Mizuho Financial Group Inc.	2.564%	9/13/2031	27,461	24,619
	Mizuho Financial Group Inc.	2.260%	7/9/2032	1,559	1,389
	Mizuho Financial Group Inc.	5.669%	9/13/2033	23,108	24,581
	Mizuho Financial Group Inc.	5.754%	5/27/2034	26,980	28,739
	Mizuho Financial Group Inc.	5.748%	7/6/2034	25,126	26,790
	Mizuho Financial Group Inc.	5.579%	5/26/2035	20,815	21,916
	Mizuho Financial Group Inc.	5.594%	7/10/2035	13,372	14,088
	Mizuho Financial Group Inc.	5.323%	7/8/2036	47,610	49,370
[1]	Morgan Stanley	1.794%	2/13/2032	44,910	39,558
	Morgan Stanley	7.250%	4/1/2032	31,196	36,190
[1]	Morgan Stanley	1.928%	4/28/2032	103,196	90,855
[1]	Morgan Stanley	2.239%	7/21/2032	97,011	86,545
[1]	Morgan Stanley	2.511%	10/20/2032	68,173	61,417
	Morgan Stanley	2.943%	1/21/2033	63,641	58,407
	Morgan Stanley	4.889%	7/20/2033	57,512	58,891
	Morgan Stanley	6.342%	10/18/2033	70,534	77,928
[1]	Morgan Stanley	5.250%	4/21/2034	110,425	114,644
[1]	Morgan Stanley	5.424%	7/21/2034	53,992	56,641
	Morgan Stanley	6.627%	11/1/2034	66,922	75,253
	Morgan Stanley	5.466%	1/18/2035	94,141	98,620
	Morgan Stanley	5.831%	4/19/2035	90,902	97,523
	Morgan Stanley	5.320%	7/19/2035	103,990	108,052
	Morgan Stanley	5.587%	1/18/2036	85,217	89,984
	Morgan Stanley	5.664%	4/17/2036	102,652	108,992
	Morgan Stanley	2.484%	9/16/2036	118,436	104,340
[1]	Morgan Stanley	4.892%	10/22/2036	43,800	43,955
	Morgan Stanley	5.297%	4/20/2037	31,485	32,260
	Morgan Stanley	5.948%	1/19/2038	74,653	78,951
	Morgan Stanley	5.942%	2/7/2039	27,563	29,072
	Nasdaq Inc.	1.650%	1/15/2031	13,891	12,272
	Nasdaq Inc.	5.550%	2/15/2034	18,603	19,611
	NatWest Group plc	6.016%	3/2/2034	24,119	26,033
	NatWest Group plc	5.778%	3/1/2035	48,297	51,383
	Nomura Holdings Inc.	2.608%	7/14/2031	29,767	26,963
	Nomura Holdings Inc.	2.999%	1/22/2032	509	464
	Nomura Holdings Inc.	6.181%	1/18/2033	33,658	36,640
	Nomura Holdings Inc.	5.783%	7/3/2034	31,667	33,749
	Nomura Holdings Inc.	5.491%	6/29/2035	28,225	29,350
	Nomura Holdings Inc.	5.043%	6/10/2036	28,855	28,630
	Northern Trust Corp.	6.125%	11/2/2032	18,811	20,599
	Northern Trust Corp.	5.117%	11/19/2040	8,388	8,437
	Old Republic International Corp.	5.750%	3/28/2034	12,946	13,549
	ORIX Corp.	3.700%	7/18/2027	1	1
	ORIX Corp.	2.250%	3/9/2031	15,394	13,861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ORIX Corp.	4.000%	4/13/2032	7,898	7,695
	ORIX Corp.	5.200%	9/13/2032	11,740	12,199
	ORIX Corp.	5.400%	2/25/2035	15,121	15,708
	PayPal Holdings Inc.	4.400%	6/1/2032	37,377	37,462
	PayPal Holdings Inc.	5.150%	6/1/2034	14,427	14,883
	PayPal Holdings Inc.	5.100%	4/1/2035	20,361	20,825
	PNC Financial Services Group Inc.	2.307%	4/23/2032	47,493	42,857
	PNC Financial Services Group Inc.	4.812%	10/21/2032	68,479	69,909
	PNC Financial Services Group Inc.	4.626%	6/6/2033	42,806	42,561
	PNC Financial Services Group Inc.	6.037%	10/28/2033	34,776	37,649
	PNC Financial Services Group Inc.	5.068%	1/24/2034	14,790	15,184
	PNC Financial Services Group Inc.	5.939%	8/18/2034	26,783	28,905
	PNC Financial Services Group Inc.	6.875%	10/20/2034	82,752	94,027
	PNC Financial Services Group Inc.	5.676%	1/22/2035	60,710	64,246
	PNC Financial Services Group Inc.	5.401%	7/23/2035	23,377	24,345
	PNC Financial Services Group Inc.	5.575%	1/29/2036	69,871	73,407
	Primerica Inc.	2.800%	11/19/2031	19,949	18,102
	Principal Financial Group Inc.	5.375%	3/15/2033	16,557	17,219
	Progressive Corp.	3.000%	3/15/2032	20,655	19,150
	Progressive Corp.	6.250%	12/1/2032	8,339	9,297
	Progressive Corp.	4.950%	6/15/2033	20,432	21,049
[1]	Prudential Financial Inc.	5.750%	7/15/2033	13,009	14,085
	Prudential Financial Inc.	5.200%	3/14/2035	18,026	18,562
	Prudential Financial Inc.	5.125%	3/1/2052	37,982	37,641
	Prudential Financial Inc.	6.000%	9/1/2052	36,043	37,324
	Prudential Financial Inc.	6.750%	3/1/2053	5,490	5,837
	Prudential Financial Inc.	6.500%	3/15/2054	33,219	34,968
	Prudential Funding Asia plc	3.625%	3/24/2032	15,656	14,909
	Raymond James Financial Inc.	4.900%	9/11/2035	185	184
	Regions Financial Corp.	5.502%	9/6/2035	27,926	28,842
	Reinsurance Group of America Inc.	6.000%	9/15/2033	8,102	8,671
	Reinsurance Group of America Inc.	5.750%	9/15/2034	19,080	19,922
	Reinsurance Group of America Inc.	6.650%	9/15/2055	20,715	21,317
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	14,439	15,171
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	18,555	19,490
[1]	Royal Bank of Canada	2.300%	11/3/2031	38,842	35,019
	Royal Bank of Canada	3.875%	5/4/2032	30,907	30,121
[1]	Royal Bank of Canada	5.000%	2/1/2033	73,262	75,757
[1]	Royal Bank of Canada	5.000%	5/2/2033	14,340	14,823
[1]	Royal Bank of Canada	5.150%	2/1/2034	31,827	33,433
	Santander Holdings USA Inc.	6.342%	5/31/2035	28,607	30,710
	Santander UK Group Holdings plc	2.896%	3/15/2032	6,821	6,278
	Santander UK Group Holdings plc	5.136%	9/22/2036	29,401	29,354
	Selective Insurance Group Inc.	5.900%	4/15/2035	13,485	14,133
	State Street Corp.	2.200%	3/3/2031	24,294	21,865
	State Street Corp.	4.675%	10/22/2032	37,521	38,309
	State Street Corp.	2.623%	2/7/2033	1,000	906
	State Street Corp.	4.421%	5/13/2033	425	425
	State Street Corp.	4.164%	8/4/2033	27,280	26,826
	State Street Corp.	4.821%	1/26/2034	26,049	26,523
	State Street Corp.	5.159%	5/18/2034	33,762	35,130
	State Street Corp.	6.123%	11/21/2034	13,868	15,093
	State Street Corp.	5.146%	2/28/2036	21,876	22,542
	State Street Corp.	4.784%	10/23/2036	30,842	30,930
	Stewart Information Services Corp.	3.600%	11/15/2031	13,787	12,344
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	49,182	51,696
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	23,955	21,355
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	22,120	23,267
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	51,617	55,323
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	8,013	8,210
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	25,680	27,563
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	6,508	7,011
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	58,870	62,437
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	32,480	34,708
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	9,244	9,541
	Synchrony Financial	2.875%	10/28/2031	45,140	40,382
	Synchrony Financial	6.000%	7/29/2036	435	447
[1]	Toronto-Dominion Bank	2.000%	9/10/2031	20,994	18,800
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	16,031	14,360
	Toronto-Dominion Bank	5.298%	1/30/2032	45,249	47,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	47,957	44,849
	Toronto-Dominion Bank	4.456%	6/8/2032	58,718	58,872
	Toronto-Dominion Bank	4.928%	10/15/2035	37,339	37,764
	TPG Operating Group II LP	5.875%	3/5/2034	16,664	17,477
	TPG Operating Group II LP	5.375%	1/15/2036	225	226
	Travelers Cos. Inc.	5.050%	7/24/2035	14,655	14,998
	Travelers Property Casualty Corp.	6.375%	3/15/2033	19,468	22,035
[1]	Truist Financial Corp.	5.153%	8/5/2032	20,816	21,500
[1]	Truist Financial Corp.	4.916%	7/28/2033	39,968	40,058
[1]	Truist Financial Corp.	6.123%	10/28/2033	33,829	36,588
[1]	Truist Financial Corp.	5.122%	1/26/2034	41,986	42,857
[1]	Truist Financial Corp.	5.867%	6/8/2034	66,508	70,899
[1]	Truist Financial Corp.	5.711%	1/24/2035	48,750	51,526
[1]	Truist Financial Corp.	4.964%	10/23/2036	19,895	19,804
	Unum Group	5.250%	12/15/2035	5,580	5,572
[1]	US Bancorp	4.967%	7/22/2033	31,017	31,291
	US Bancorp	5.850%	10/21/2033	4,043	4,335
	US Bancorp	4.839%	2/1/2034	32,245	32,659
	US Bancorp	5.836%	6/12/2034	67,735	72,699
	US Bancorp	5.678%	1/23/2035	74,701	79,366
	US Bancorp	5.424%	2/12/2036	57,728	60,379
	US Bancorp	2.491%	11/3/2036	56,694	49,464
	Visa Inc.	1.100%	2/15/2031	36,066	31,443
	Voya Financial Inc.	5.000%	9/20/2034	18,499	18,538
[1]	Wells Fargo & Co.	3.350%	3/2/2033	101,792	95,659
[1]	Wells Fargo & Co.	4.897%	7/25/2033	80,517	82,331
	Wells Fargo & Co.	5.389%	4/24/2034	130,257	136,532
[1]	Wells Fargo & Co.	5.557%	7/25/2034	144,519	152,852
	Wells Fargo & Co.	6.491%	10/23/2034	110,150	123,167
	Wells Fargo & Co.	5.499%	1/23/2035	106,130	111,660
	Wells Fargo & Co.	5.211%	12/3/2035	56,868	58,718
	Wells Fargo & Co.	5.605%	4/23/2036	109,452	115,961
	Wells Fargo & Co.	4.892%	9/15/2036	42,642	43,029
	Western Union Co.	2.750%	3/15/2031	3,642	3,293
	Westpac Banking Corp.	2.150%	6/3/2031	46,251	42,041
	Westpac Banking Corp.	5.405%	8/10/2033	24,910	25,850
	Westpac Banking Corp.	6.820%	11/17/2033	18,294	20,584
[1]	Westpac Banking Corp.	5.618%	11/20/2035	41,507	43,116
	Westpac Banking Corp.	3.020%	11/18/2036	41,143	37,226
	Willis North America Inc.	5.350%	5/15/2033	21,119	21,939
	Zions Bancorp NA	6.816%	11/19/2035	13,861	14,759
					19,452,821
Health Care (8.8%)
	AbbVie Inc.	4.950%	3/15/2031	44,825	46,537
	AbbVie Inc.	5.050%	3/15/2034	104,857	108,761
[3]	AbbVie Inc.	4.550%	3/15/2035	60,197	59,942
	AbbVie Inc.	5.200%	3/15/2035	20,520	21,412
	AbbVie Inc.	4.500%	5/14/2035	66,342	65,867
	Adventist Health System	5.430%	3/1/2032	14,388	14,834
	Adventist Health System	5.757%	12/1/2034	12,337	12,814
	Agilent Technologies Inc.	2.300%	3/12/2031	9,238	8,366
	Agilent Technologies Inc.	4.750%	9/9/2034	18,739	18,804
	Amgen Inc.	2.300%	2/25/2031	5,852	5,312
	Amgen Inc.	2.000%	1/15/2032	45,996	40,162
	Amgen Inc.	3.350%	2/22/2032	38,370	36,281
	Amgen Inc.	4.200%	3/1/2033	250	246
	Amgen Inc.	5.250%	3/2/2033	147,560	153,850
[1]	Ascension Health	4.923%	11/15/2035	22,168	22,522
	AstraZeneca Finance LLC	4.900%	2/26/2031	33,949	35,239
	AstraZeneca Finance LLC	2.250%	5/28/2031	19,295	17,606
	AstraZeneca Finance LLC	4.875%	3/3/2033	23,191	24,059
	AstraZeneca Finance LLC	5.000%	2/26/2034	26,134	27,231
	AstraZeneca plc	1.375%	8/6/2030	11,758	10,467
	Banner Health	1.897%	1/1/2031	4,860	4,373
[4]	Baxter International Inc.	4.900%	12/15/2030	3,013	3,031
	Baxter International Inc.	1.730%	4/1/2031	4,539	3,892
	Baxter International Inc.	2.539%	2/1/2032	64,205	56,138
[1]	Baylor Scott & White Holdings	1.777%	11/15/2030	5,411	4,860
	Becton Dickinson & Co.	1.957%	2/11/2031	34,267	30,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Becton Dickinson & Co.	4.298%	8/22/2032	19,126	18,910
	Becton Dickinson & Co.	5.110%	2/8/2034	5,684	5,831
	Biogen Inc.	5.750%	5/15/2035	21,475	22,840
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	19,647	18,540
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	23,053	20,449
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	43,681	45,711
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	57,136	53,143
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	95,598	100,245
	Cardinal Health Inc.	5.450%	2/15/2034	18,816	19,659
	Cardinal Health Inc.	5.350%	11/15/2034	33,391	34,569
	Cardinal Health Inc.	5.150%	9/15/2035	6,765	6,909
[1]	Cedars-Sinai Health System	2.288%	8/15/2031	6,155	5,582
	Cencora Inc.	2.700%	3/15/2031	20,357	18,827
	Cencora Inc.	5.125%	2/15/2034	3,621	3,737
	Cencora Inc.	5.150%	2/15/2035	26,068	26,820
	Centene Corp.	2.500%	3/1/2031	51,853	44,714
	Centene Corp.	2.625%	8/1/2031	13,824	11,851
	Cigna Group	2.375%	3/15/2031	41,718	37,776
	Cigna Group	5.125%	5/15/2031	33,415	34,619
	Cigna Group	4.875%	9/15/2032	57,690	58,732
	Cigna Group	5.400%	3/15/2033	26,549	27,812
	Cigna Group	5.250%	2/15/2034	13,197	13,663
	Cigna Group	5.250%	1/15/2036	9,465	9,706
	CommonSpirit Health	5.205%	12/1/2031	40,562	42,141
	CommonSpirit Health	5.318%	12/1/2034	11,192	11,522
	CommonSpirit Health	4.825%	9/1/2035	6,571	6,576
[1]	CommonSpirit Health	4.975%	9/1/2035	17,855	17,852
	CVS Health Corp.	1.750%	8/21/2030	6,292	5,593
	CVS Health Corp.	5.250%	1/30/2031	14,645	15,169
	CVS Health Corp.	1.875%	2/28/2031	57,704	50,710
	CVS Health Corp.	5.550%	6/1/2031	7,328	7,701
	CVS Health Corp.	2.125%	9/15/2031	25,992	22,875
	CVS Health Corp.	5.000%	9/15/2032	20,116	20,596
	CVS Health Corp.	5.250%	2/21/2033	41,277	42,655
	CVS Health Corp.	5.300%	6/1/2033	19,577	20,248
	CVS Health Corp.	5.700%	6/1/2034	58,636	61,766
	CVS Health Corp.	4.875%	7/20/2035	8,355	8,276
	CVS Health Corp.	5.450%	9/15/2035	52,266	53,912
	Elevance Health Inc.	4.101%	3/1/2028	1	1
	Elevance Health Inc.	2.550%	3/15/2031	28,135	25,728
	Elevance Health Inc.	4.950%	11/1/2031	22,276	22,830
	Elevance Health Inc.	4.100%	5/15/2032	3,869	3,775
	Elevance Health Inc.	4.600%	9/15/2032	24,709	24,726
	Elevance Health Inc.	5.500%	10/15/2032	26,212	27,657
	Elevance Health Inc.	4.750%	2/15/2033	33,215	33,475
	Elevance Health Inc.	5.375%	6/15/2034	29,192	30,282
	Elevance Health Inc.	5.950%	12/15/2034	20,262	21,779
	Elevance Health Inc.	5.200%	2/15/2035	33,203	34,024
	Eli Lilly & Co.	4.250%	3/15/2031	22,650	22,829
	Eli Lilly & Co.	4.900%	2/12/2032	46,407	48,317
	Eli Lilly & Co.	4.550%	10/15/2032	35,634	36,332
	Eli Lilly & Co.	4.700%	2/27/2033	5,726	5,884
	Eli Lilly & Co.	4.700%	2/9/2034	55,103	56,175
	Eli Lilly & Co.	4.600%	8/14/2034	31,469	31,855
	Eli Lilly & Co.	5.100%	2/12/2035	38,990	40,701
	Eli Lilly & Co.	4.900%	10/15/2035	25,125	25,807
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	10,540	10,758
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	46,193	49,895
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	31,269	32,667
	Gilead Sciences Inc.	1.650%	10/1/2030	20,000	17,914
	Gilead Sciences Inc.	5.100%	6/15/2035	46,438	48,053
	Gilead Sciences Inc.	4.600%	9/1/2035	29,378	29,318
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	1	1
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	4,618	4,915
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	35,051	35,701
	HCA Inc.	5.450%	4/1/2031	51,597	54,011
	HCA Inc.	2.375%	7/15/2031	10,124	9,076
	HCA Inc.	5.500%	3/1/2032	13,500	14,151
	HCA Inc.	3.625%	3/15/2032	70,233	66,610
	HCA Inc.	4.600%	11/15/2032	20,597	20,591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.500%	6/1/2033	22,489	23,595
	HCA Inc.	5.600%	4/1/2034	48,843	51,161
	HCA Inc.	5.450%	9/15/2034	51,534	53,535
	HCA Inc.	5.750%	3/1/2035	60,039	63,386
	HCA Inc.	4.900%	11/15/2035	23,884	23,792
	Humana Inc.	5.375%	4/15/2031	32,497	33,619
	Humana Inc.	2.150%	2/3/2032	29,542	25,633
	Humana Inc.	5.875%	3/1/2033	28,183	29,748
	Humana Inc.	5.950%	3/15/2034	32,543	34,356
	Humana Inc.	5.550%	5/1/2035	11,536	11,843
	Icon Investments Six DAC	6.000%	5/8/2034	11,766	12,428
	Johnson & Johnson	4.900%	6/1/2031	26,859	28,136
	Johnson & Johnson	4.850%	3/1/2032	58,071	60,575
	Johnson & Johnson	4.375%	12/5/2033	19,770	20,236
	Johnson & Johnson	5.000%	3/1/2035	58,169	61,002
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	21,525	19,785
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	26,173	26,258
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	14,535	14,473
	McKesson Corp.	4.950%	5/30/2032	27,264	28,135
	McKesson Corp.	5.250%	5/30/2035	27,238	28,372
	Medtronic Global Holdings SCA	4.500%	3/30/2033	42,619	42,901
	Medtronic Inc.	4.375%	3/15/2035	44,652	44,240
	Merck & Co. Inc.	2.150%	12/10/2031	80,905	72,262
	Merck & Co. Inc.	4.550%	9/15/2032	32,060	32,578
	Merck & Co. Inc.	4.500%	5/17/2033	30,255	30,727
	Merck & Co. Inc.	4.950%	9/15/2035	64,969	66,698
	Novartis Capital Corp.	2.200%	8/14/2030	40,606	37,609
	Novartis Capital Corp.	4.300%	11/5/2032	28,275	28,338
	Novartis Capital Corp.	4.200%	9/18/2034	11,690	11,498
	Novartis Capital Corp.	4.600%	11/5/2035	33,700	33,710
	OhioHealth Corp.	2.297%	11/15/2031	5,220	4,715
	Orlando Health Obligated Group	5.475%	10/1/2035	7,020	7,390
	PeaceHealth Obligated Group	4.855%	11/15/2032	2,403	2,437
	Pfizer Inc.	1.750%	8/18/2031	48,122	42,628
	Pfizer Inc.	4.500%	11/15/2032	35,475	35,737
	Pfizer Inc.	4.875%	11/15/2035	35,475	35,921
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	169,336	172,703
[1]	Piedmont Healthcare Inc.	2.044%	1/1/2032	4,513	3,928
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	18,150	18,885
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	8,135	8,453
	Quest Diagnostics Inc.	2.800%	6/30/2031	43,244	39,992
	Quest Diagnostics Inc.	6.400%	11/30/2033	13,211	14,714
	Quest Diagnostics Inc.	5.000%	12/15/2034	22,837	23,294
	Revvity Inc.	2.250%	9/15/2031	7,953	7,019
	Royalty Pharma plc	2.200%	9/2/2030	26,019	23,599
	Royalty Pharma plc	2.150%	9/2/2031	23,452	20,592
	Royalty Pharma plc	5.400%	9/2/2034	170	175
	Royalty Pharma plc	5.200%	9/25/2035	16,509	16,697
	Sanofi SA	4.200%	11/3/2032	34,300	34,311
	Smith & Nephew plc	5.400%	3/20/2034	18,443	19,252
	Solventum Corp.	5.450%	3/13/2031	25,645	26,807
	Solventum Corp.	5.600%	3/23/2034	48,815	51,030
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	12,225	11,261
	Stryker Corp.	4.625%	9/11/2034	15,100	15,127
	Stryker Corp.	5.200%	2/10/2035	44,149	45,851
[1]	Sutter Health	2.294%	8/15/2030	4,599	4,244
[1]	Sutter Health	5.213%	8/15/2032	8,820	9,195
	Sutter Health	5.164%	8/15/2033	5,233	5,422
[1]	Sutter Health	5.537%	8/15/2035	40,136	42,484
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	30,403	31,556
	Takeda US Financing Inc.	5.200%	7/7/2035	50,490	51,831
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	9,638	9,998
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	7,550	7,566
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	43,107	38,527
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	25,775	25,969
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	9,084	9,449
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	28,246	29,463
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	214	224
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	21,060	21,266
	UnitedHealth Group Inc.	4.650%	1/15/2031	2,302	2,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.900%	4/15/2031	36,838	37,941
	UnitedHealth Group Inc.	2.300%	5/15/2031	50,571	45,722
	UnitedHealth Group Inc.	4.950%	1/15/2032	54,837	56,453
	UnitedHealth Group Inc.	4.200%	5/15/2032	38,951	38,639
	UnitedHealth Group Inc.	5.350%	2/15/2033	42,436	44,492
	UnitedHealth Group Inc.	4.500%	4/15/2033	46,775	46,605
	UnitedHealth Group Inc.	5.000%	4/15/2034	55,712	57,013
	UnitedHealth Group Inc.	5.150%	7/15/2034	69,026	71,323
	UnitedHealth Group Inc.	5.300%	6/15/2035	52,905	55,140
	Universal Health Services Inc.	5.050%	10/15/2034	17,736	17,482
	UPMC	5.035%	5/15/2033	8,887	9,131
	Wyeth LLC	6.500%	2/1/2034	345	391
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	32,224	29,123
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	29,220	29,989
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	7,455	7,786
	Zoetis Inc.	5.600%	11/16/2032	30,984	33,092
	Zoetis Inc.	5.000%	8/17/2035	30,940	31,493
					5,381,659
Industrials (5.8%)
	3M Co.	5.150%	3/15/2035	19,462	20,142
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	11,849	10,729
	AGCO Corp.	5.800%	3/21/2034	20,567	21,488
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	19,431	20,334
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	11,330	11,938
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	16,889	15,464
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	13,285	13,282
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	19,663	18,459
	Amphenol Corp.	2.200%	9/15/2031	200	179
	Amphenol Corp.	4.400%	2/15/2033	32,138	31,996
	Amphenol Corp.	5.250%	4/5/2034	28,628	29,965
	Amphenol Corp.	5.000%	1/15/2035	29,243	30,055
	Boeing Co.	3.625%	2/1/2031	49,283	47,378
	Boeing Co.	6.388%	5/1/2031	16,850	18,358
	Boeing Co.	6.125%	2/15/2033	1,350	1,467
	Boeing Co.	6.528%	5/1/2034	94,447	105,052
	Boeing Co.	3.250%	2/1/2035	2,508	2,197
	Canadian National Railway Co.	4.200%	3/12/2031	8,500	8,530
	Canadian National Railway Co.	3.850%	8/5/2032	24,912	24,188
	Canadian National Railway Co.	5.850%	11/1/2033	7,907	8,656
	Canadian National Railway Co.	6.250%	8/1/2034	10,702	11,949
	Canadian National Railway Co.	4.750%	11/12/2035	7,226	7,277
	Canadian Pacific Railway Co.	7.125%	10/15/2031	16,074	18,343
	Canadian Pacific Railway Co.	2.450%	12/2/2031	51,188	45,986
	Canadian Pacific Railway Co.	5.200%	3/30/2035	17,955	18,595
	Carrier Global Corp.	2.700%	2/15/2031	25,992	24,071
	Carrier Global Corp.	5.900%	3/15/2034	35,702	38,551
	Caterpillar Inc.	5.200%	5/15/2035	60,663	63,492
	Caterpillar Inc.	5.300%	9/15/2035	250	264
	CSX Corp.	4.100%	11/15/2032	44,152	43,576
	CSX Corp.	5.200%	11/15/2033	10,578	11,086
	CSX Corp.	5.050%	6/15/2035	18,793	19,286
	Cummins Inc.	4.700%	2/15/2031	27,042	27,714
	Cummins Inc.	5.150%	2/20/2034	3,681	3,830
	Cummins Inc.	5.300%	5/9/2035	38,557	40,235
	Deere & Co.	7.125%	3/3/2031	740	842
	Deere & Co.	5.450%	1/16/2035	51,935	55,181
	Delta Air Lines Inc.	5.250%	7/10/2030	4,706	4,833
	Dover Corp.	5.375%	10/15/2035	8,625	9,065
	Eaton Corp.	4.000%	11/2/2032	26,877	26,520
	Eaton Corp.	4.150%	3/15/2033	32,011	31,690
	Embraer Netherlands Finance BV	5.980%	2/11/2035	16,635	17,654
	Emerson Electric Co.	2.200%	12/21/2031	49,955	44,673
	Emerson Electric Co.	5.000%	3/15/2035	18,381	19,035
[1]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	7,622	6,687
[1]	FedEx Corp.	4.250%	5/15/2030	20,755	20,812
[1]	FedEx Corp.	2.400%	5/15/2031	31,560	28,567
[1]	FedEx Corp.	4.900%	1/15/2034	1,452	1,459
[1]	FedEx Corp.	3.900%	2/1/2035	15	14
	GE Capital Funding LLC	4.550%	5/15/2032	18,730	19,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	2.250%	6/1/2031	13,753	12,513
	General Dynamics Corp.	4.950%	8/15/2035	1,310	1,346
[1]	General Electric Co.	6.750%	3/15/2032	43,726	49,875
	GXO Logistics Inc.	2.650%	7/15/2031	891	797
	GXO Logistics Inc.	6.500%	5/6/2034	16,113	17,346
	HEICO Corp.	5.350%	8/1/2033	17,395	18,199
	Hexcel Corp.	5.875%	2/26/2035	7,862	8,290
	Honeywell International Inc.	1.750%	9/1/2031	18,141	15,916
	Honeywell International Inc.	4.950%	9/1/2031	18,074	18,817
	Honeywell International Inc.	4.750%	2/1/2032	24,737	25,322
	Honeywell International Inc.	5.000%	2/15/2033	29,036	30,111
	Honeywell International Inc.	4.500%	1/15/2034	31,714	31,598
	Honeywell International Inc.	5.000%	3/1/2035	38,159	39,121
	Howmet Aerospace Inc.	4.850%	10/15/2031	22,266	22,943
	Howmet Aerospace Inc.	4.550%	11/15/2032	10,424	10,523
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	26,163	27,740
	IDEX Corp.	2.625%	6/15/2031	14,709	13,470
	Ingersoll Rand Inc.	5.314%	6/15/2031	10,445	10,967
	Ingersoll Rand Inc.	5.700%	8/14/2033	30,031	32,042
	Ingersoll Rand Inc.	5.450%	6/15/2034	19,217	20,100
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	15,629	16,522
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	2,749	2,611
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	10,867	9,720
	John Deere Capital Corp.	1.450%	1/15/2031	17,285	15,269
[1]	John Deere Capital Corp.	4.900%	3/7/2031	43,137	44,657
[1]	John Deere Capital Corp.	2.000%	6/17/2031	525	471
	John Deere Capital Corp.	4.400%	9/8/2031	2,015	2,040
[1]	John Deere Capital Corp.	3.900%	6/7/2032	4,712	4,636
[1]	John Deere Capital Corp.	4.350%	9/15/2032	37,264	37,552
[1]	John Deere Capital Corp.	5.150%	9/8/2033	3,134	3,294
[1]	John Deere Capital Corp.	5.100%	4/11/2034	40,641	42,352
[1]	John Deere Capital Corp.	5.050%	6/12/2034	34,921	36,294
	Johnson Controls International plc	2.000%	9/16/2031	25,190	22,219
	Johnson Controls International plc	4.900%	12/1/2032	20,639	21,139
	Kennametal Inc.	2.800%	3/1/2031	9,361	8,630
	Keysight Technologies Inc.	4.950%	10/15/2034	12,926	13,099
	L3Harris Technologies Inc.	5.250%	6/1/2031	40,872	42,652
	L3Harris Technologies Inc.	5.400%	7/31/2033	53,706	56,341
	L3Harris Technologies Inc.	5.350%	6/1/2034	28,315	29,456
	LKQ Corp.	6.250%	6/15/2033	18,026	19,278
	Lockheed Martin Corp.	4.700%	12/15/2031	39,499	40,604
	Lockheed Martin Corp.	3.900%	6/15/2032	32,405	31,811
	Lockheed Martin Corp.	5.250%	1/15/2033	33,669	35,553
	Lockheed Martin Corp.	4.750%	2/15/2034	4,676	4,753
	Lockheed Martin Corp.	4.800%	8/15/2034	23,388	23,802
	Lockheed Martin Corp.	5.000%	8/15/2035	17,932	18,405
	Nordson Corp.	5.800%	9/15/2033	22,542	24,122
	Norfolk Southern Corp.	5.050%	8/1/2030	11,898	12,361
	Norfolk Southern Corp.	2.300%	5/15/2031	29,915	27,159
	Norfolk Southern Corp.	3.000%	3/15/2032	24,899	23,065
	Norfolk Southern Corp.	4.450%	3/1/2033	17,888	17,932
	Norfolk Southern Corp.	5.550%	3/15/2034	28,689	30,432
	Norfolk Southern Corp.	5.100%	5/1/2035	4,474	4,606
	Northrop Grumman Corp.	4.700%	3/15/2033	51,352	52,106
	Northrop Grumman Corp.	4.900%	6/1/2034	33,686	34,337
	nVent Finance Sarl	2.750%	11/15/2031	7,796	7,055
	nVent Finance Sarl	5.650%	5/15/2033	16,910	17,716
	Otis Worldwide Corp.	5.125%	11/19/2031	31,534	32,805
	Otis Worldwide Corp.	5.131%	9/4/2035	7,010	7,159
[1]	PACCAR Financial Corp.	5.000%	3/22/2034	13,020	13,544
[1]	Parker-Hannifin Corp.	4.200%	11/21/2034	7,583	7,427
	Pentair Finance Sarl	5.900%	7/15/2032	16,619	17,684
	Regal Rexnord Corp.	6.400%	4/15/2033	34,227	36,919
	Republic Services Inc.	1.750%	2/15/2032	25,409	21,999
	Republic Services Inc.	2.375%	3/15/2033	1,000	878
	Republic Services Inc.	5.000%	12/15/2033	1,201	1,248
	Republic Services Inc.	5.000%	4/1/2034	23,166	23,951
	Republic Services Inc.	5.200%	11/15/2034	26,568	27,717
	Republic Services Inc.	5.150%	3/15/2035	37,316	38,891
	Rockwell Automation Inc.	1.750%	8/15/2031	23,088	20,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	6.000%	3/15/2031	10,512	11,366
	RTX Corp.	1.900%	9/1/2031	16,255	14,306
	RTX Corp.	2.375%	3/15/2032	41,174	36,796
	RTX Corp.	5.150%	2/27/2033	39,417	41,073
	RTX Corp.	6.100%	3/15/2034	56,182	62,020
	RTX Corp.	5.400%	5/1/2035	5,483	5,805
	Ryder System Inc.	6.600%	12/1/2033	12,480	13,993
	Southwest Airlines Co.	5.250%	11/15/2035	11,050	10,818
	Teledyne Technologies Inc.	2.750%	4/1/2031	39,103	36,260
	Textron Inc.	6.100%	11/15/2033	21,219	23,024
	Textron Inc.	5.500%	5/15/2035	11,905	12,420
	Timken Co.	4.125%	4/1/2032	10,853	10,471
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	20,305	21,241
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	19,983	20,649
	Trimble Inc.	6.100%	3/15/2033	27,112	29,249
	Triton Container International Ltd.	3.250%	3/15/2032	16,463	14,871
	Tyco Electronics Group SA	2.500%	2/4/2032	14,702	13,249
	Union Pacific Corp.	2.375%	5/20/2031	44,309	40,718
	Union Pacific Corp.	2.800%	2/14/2032	17,514	16,137
	Union Pacific Corp.	4.500%	1/20/2033	21,079	21,337
	Union Pacific Corp.	3.375%	2/1/2035	400	364
	Union Pacific Corp.	5.100%	2/20/2035	44,262	45,950
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	2,188	2,309
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	2,057	2,031
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	10,006	9,208
	United Parcel Service Inc.	4.875%	3/3/2033	18,484	19,145
	United Parcel Service Inc.	5.150%	5/22/2034	7,815	8,174
	United Parcel Service Inc.	5.250%	5/14/2035	55,478	58,042
	Veralto Corp.	5.450%	9/18/2033	24,681	25,916
	Vontier Corp.	2.950%	4/1/2031	17,747	16,239
	Waste Connections Inc.	2.200%	1/15/2032	7,606	6,740
	Waste Connections Inc.	3.200%	6/1/2032	7,902	7,374
	Waste Connections Inc.	4.200%	1/15/2033	15,941	15,719
	Waste Connections Inc.	5.000%	3/1/2034	19,125	19,601
	Waste Management Inc.	1.500%	3/15/2031	32,539	28,482
	Waste Management Inc.	4.950%	7/3/2031	44,808	46,527
	Waste Management Inc.	4.800%	3/15/2032	23,335	23,981
	Waste Management Inc.	4.150%	4/15/2032	32,995	32,844
	Waste Management Inc.	4.625%	2/15/2033	10,600	10,786
	Waste Management Inc.	4.875%	2/15/2034	10,988	11,325
	Waste Management Inc.	4.950%	3/15/2035	35,387	36,271
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	8,759	9,293
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	35,355	37,062
	WW Grainger Inc.	4.450%	9/15/2034	18,101	18,074
	Xylem Inc.	2.250%	1/30/2031	9,596	8,734
					3,547,806
Materials (3.0%)
	Air Products and Chemicals Inc.	4.750%	2/8/2031	25,000	25,689
	Air Products and Chemicals Inc.	4.800%	3/3/2033	21,468	22,017
	Air Products and Chemicals Inc.	4.850%	2/8/2034	36,622	37,455
	Albemarle Corp.	5.050%	6/1/2032	23,356	23,457
	Amcor Finance USA Inc.	5.625%	5/26/2033	5,920	6,211
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	20,846	19,055
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	32,338	33,541
[2]	Amrize Finance US LLC	5.400%	4/7/2035	35,138	36,431
	AptarGroup Inc.	4.750%	3/30/2031	7,515	7,587
	AptarGroup Inc.	3.600%	3/15/2032	9,015	8,438
	ArcelorMittal SA	6.800%	11/29/2032	20,039	22,442
	ArcelorMittal SA	6.000%	6/17/2034	20,504	22,118
	Berry Global Inc.	5.800%	6/15/2031	39,134	41,481
	Berry Global Inc.	5.650%	1/15/2034	38,169	40,026
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	37,531	38,963
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	3,978	4,073
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	29,816	31,111
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	59,857	62,289
	Cabot Corp.	5.000%	6/30/2032	10,313	10,517
	Carlisle Cos. Inc.	2.200%	3/1/2032	23,488	20,500
	Carlisle Cos. Inc.	5.250%	9/15/2035	8,755	8,949
	CF Industries Inc.	5.150%	3/15/2034	19,915	20,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CF Industries Inc.	5.300%	11/26/2035	18,000	18,134
	CRH America Finance Inc.	4.400%	2/9/2031	14,585	14,611
	CRH America Finance Inc.	5.400%	5/21/2034	19,659	20,489
	CRH America Finance Inc.	5.500%	1/9/2035	44,069	46,219
	Dow Chemical Co.	6.300%	3/15/2033	22,709	24,290
	Dow Chemical Co.	4.250%	10/1/2034	2,954	2,725
	Dow Chemical Co.	5.350%	3/15/2035	18,738	18,669
	Eagle Materials Inc.	2.500%	7/1/2031	27,522	25,016
	Eastman Chemical Co.	5.750%	3/8/2033	6,985	7,336
	Eastman Chemical Co.	5.625%	2/20/2034	19,923	20,601
	Ecolab Inc.	1.300%	1/30/2031	8,103	7,042
	Ecolab Inc.	2.125%	2/1/2032	24,560	21,736
	Ecolab Inc.	5.000%	9/1/2035	1,471	1,512
	EIDP Inc.	5.125%	5/15/2032	33,353	34,359
	EIDP Inc.	4.800%	5/15/2033	12,446	12,511
	Freeport-McMoRan Inc.	5.400%	11/14/2034	36,630	38,058
	Georgia-Pacific LLC	8.875%	5/15/2031	19,580	23,893
	Gerdau Trade Inc.	5.750%	6/9/2035	23,436	24,246
	International Paper Co.	5.000%	9/15/2035	250	251
	Kinross Gold Corp.	6.250%	7/15/2033	12,093	13,260
	Lubrizol Corp.	6.500%	10/1/2034	9,623	10,947
	LYB International Finance III LLC	5.625%	5/15/2033	19,809	20,146
	LYB International Finance III LLC	5.500%	3/1/2034	16,611	16,577
	LYB International Finance III LLC	6.150%	5/15/2035	15,137	15,668
	Martin Marietta Materials Inc.	2.400%	7/15/2031	42,123	38,061
	Martin Marietta Materials Inc.	5.150%	12/1/2034	17,723	18,202
	Mosaic Co.	5.450%	11/15/2033	8,616	8,927
	NewMarket Corp.	2.700%	3/18/2031	3,546	3,246
	Newmont Corp.	2.600%	7/15/2032	24,577	22,395
	Newmont Corp.	5.350%	3/15/2034	44,119	46,244
	Nucor Corp.	3.125%	4/1/2032	4,354	4,053
	Nucor Corp.	5.100%	6/1/2035	25,276	25,922
	Nutrien Ltd.	5.250%	3/12/2032	11,738	12,126
	Nutrien Ltd.	5.400%	6/21/2034	32,279	33,481
	Nutrien Ltd.	4.125%	3/15/2035	980	915
	Packaging Corp. of America	5.700%	12/1/2033	6,643	7,070
	Packaging Corp. of America	5.200%	8/15/2035	18,642	19,086
	PPG Industries Inc.	4.375%	3/15/2031	20,400	20,447
	Rio Tinto Alcan Inc.	7.250%	3/15/2031	7,564	8,670
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	25,745	28,378
	Rio Tinto Finance USA plc	5.000%	3/14/2032	31,222	32,272
	Rio Tinto Finance USA plc	5.250%	3/14/2035	73,427	76,212
	RPM International Inc.	2.950%	1/15/2032	6,722	6,126
	Sherwin-Williams Co.	4.800%	9/1/2031	30,959	31,756
	Sherwin-Williams Co.	2.200%	3/15/2032	8,380	7,375
	Sherwin-Williams Co.	5.150%	8/15/2035	17,235	17,665
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	49,638	51,612
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	11,271	11,660
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	23,263	23,540
	Sonoco Products Co.	5.000%	9/1/2034	23,295	23,155
	Southern Copper Corp.	7.500%	7/27/2035	30,175	35,825
	Steel Dynamics Inc.	3.250%	1/15/2031	18,526	17,638
	Steel Dynamics Inc.	5.375%	8/15/2034	19,532	20,343
	Steel Dynamics Inc.	5.250%	5/15/2035	24,475	25,144
	Suzano Austria GmbH	3.750%	1/15/2031	32,803	30,880
[1]	Suzano Austria GmbH	3.125%	1/15/2032	33,053	29,553
	Vale Overseas Ltd.	6.125%	6/12/2033	43,023	46,119
	Vale Overseas Ltd.	8.250%	1/17/2034	9,478	11,399
	Vulcan Materials Co.	5.350%	12/1/2034	23,837	24,833
	Westlake Corp.	5.550%	11/15/2035	8,085	8,134
	WestRock MWV LLC	7.950%	2/15/2031	2,177	2,515
	WRKCo Inc.	4.200%	6/1/2032	6,663	6,498
	WRKCo Inc.	3.000%	6/15/2033	21,759	19,460
	Yamana Gold Inc.	2.630%	8/15/2031	18,141	16,303
					1,853,990
Real Estate (5.6%)
	Agree LP	4.800%	10/1/2032	10,623	10,768
	Agree LP	5.625%	6/15/2034	8,184	8,584
	Agree LP	5.600%	6/15/2035	25,090	26,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	1	1
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1	1
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	29,451	29,937
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	37,612	35,251
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	16,688	14,138
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	19,865	16,321
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	29,319	25,291
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	2,170	2,103
	Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	13,709	14,002
	American Assets Trust LP	3.375%	2/1/2031	14,621	13,398
	American Assets Trust LP	6.150%	10/1/2034	10,219	10,460
	American Homes 4 Rent LP	2.375%	7/15/2031	10,447	9,348
	American Homes 4 Rent LP	3.625%	4/15/2032	17,857	16,865
	American Homes 4 Rent LP	5.500%	2/1/2034	21,929	22,742
	American Homes 4 Rent LP	5.500%	7/15/2034	16,709	17,344
	American Homes 4 Rent LP	5.250%	3/15/2035	9,342	9,526
	American Tower Corp.	2.700%	4/15/2031	35,749	32,788
	American Tower Corp.	2.300%	9/15/2031	21,429	19,101
	American Tower Corp.	4.050%	3/15/2032	27,434	26,724
	American Tower Corp.	5.650%	3/15/2033	27,221	28,738
	American Tower Corp.	5.550%	7/15/2033	31,703	33,292
	American Tower Corp.	5.900%	11/15/2033	78	84
	American Tower Corp.	5.450%	2/15/2034	15,077	15,713
	American Tower Corp.	5.400%	1/31/2035	27,151	28,120
	American Tower Corp.	5.350%	3/15/2035	23,981	24,719
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	20,430	20,738
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	16,070	15,863
[4]	AvalonBay Communities Inc.	4.350%	12/1/2030	5,911	5,940
[1]	AvalonBay Communities Inc.	2.450%	1/15/2031	8,545	7,833
	AvalonBay Communities Inc.	2.050%	1/15/2032	24,737	21,796
	AvalonBay Communities Inc.	5.000%	2/15/2033	13,552	13,935
	AvalonBay Communities Inc.	5.300%	12/7/2033	13,741	14,367
	AvalonBay Communities Inc.	5.350%	6/1/2034	16,513	17,238
	AvalonBay Communities Inc.	5.000%	8/1/2035	5,605	5,687
	Boston Properties LP	3.250%	1/30/2031	22,242	20,851
	Boston Properties LP	2.550%	4/1/2032	11,924	10,399
	Boston Properties LP	2.450%	10/1/2033	32,405	26,866
	Boston Properties LP	6.500%	1/15/2034	26,932	29,126
	Boston Properties LP	5.750%	1/15/2035	25,839	26,587
	Brixmor Operating Partnership LP	5.200%	4/1/2032	11,858	12,170
	Brixmor Operating Partnership LP	5.500%	2/15/2034	13,989	14,450
	Brixmor Operating Partnership LP	5.750%	2/15/2035	9,211	9,694
	Broadstone Net Lease LLC	2.600%	9/15/2031	5,990	5,304
	Camden Property Trust	4.900%	1/15/2034	14,575	14,854
	CBRE Services Inc.	2.500%	4/1/2031	785	715
	CBRE Services Inc.	4.900%	1/15/2033	9,030	9,146
	CBRE Services Inc.	5.950%	8/15/2034	22,988	24,717
	CBRE Services Inc.	5.500%	6/15/2035	12,462	12,922
	COPT Defense Properties LP	4.500%	10/15/2030	7,598	7,569
	COPT Defense Properties LP	2.750%	4/15/2031	32,261	29,385
	COPT Defense Properties LP	2.900%	12/1/2033	10,260	8,787
	Cousins Properties LP	5.375%	2/15/2032	20,719	21,253
	Cousins Properties LP	5.875%	10/1/2034	23,041	24,079
	Crown Castle Inc.	2.250%	1/15/2031	31,428	28,135
	Crown Castle Inc.	2.100%	4/1/2031	48,010	42,317
	Crown Castle Inc.	2.500%	7/15/2031	35,322	31,609
	Crown Castle Inc.	5.100%	5/1/2033	2,130	2,158
	Crown Castle Inc.	5.800%	3/1/2034	36,294	38,203
	Crown Castle Inc.	5.200%	9/1/2034	8,348	8,471
	CubeSmart LP	2.000%	2/15/2031	18,007	15,933
	CubeSmart LP	2.500%	2/15/2032	22,226	19,693
	DOC DR LLC	2.625%	11/1/2031	13,237	11,910
	EPR Properties	3.600%	11/15/2031	20,223	18,812
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	19,403	20,199
	Equinix Inc.	2.500%	5/15/2031	39,859	36,121
	Equinix Inc.	3.900%	4/15/2032	38,692	37,300
	ERP Operating LP	1.850%	8/1/2031	27,091	23,889
	ERP Operating LP	4.950%	6/15/2032	32,292	33,163
	ERP Operating LP	4.650%	9/15/2034	22,816	22,753
	Essential Properties LP	2.950%	7/15/2031	18,342	16,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex Portfolio LP	1.650%	1/15/2031	6,440	5,626
	Essex Portfolio LP	2.550%	6/15/2031	7,361	6,683
	Essex Portfolio LP	2.650%	3/15/2032	25,399	22,754
	Essex Portfolio LP	5.500%	4/1/2034	28,627	29,878
	Essex Portfolio LP	5.375%	4/1/2035	1,662	1,727
	Extra Space Storage LP	5.900%	1/15/2031	17,895	19,038
	Extra Space Storage LP	2.550%	6/1/2031	9,782	8,867
	Extra Space Storage LP	2.400%	10/15/2031	25,601	22,757
	Extra Space Storage LP	2.350%	3/15/2032	7,386	6,459
	Extra Space Storage LP	4.950%	1/15/2033	8,645	8,747
	Extra Space Storage LP	5.400%	2/1/2034	29,645	30,534
	Extra Space Storage LP	5.350%	1/15/2035	11,319	11,615
	Extra Space Storage LP	5.400%	6/15/2035	14,223	14,642
	Federal Realty OP LP	3.500%	6/1/2030	14,373	13,891
	First Industrial LP	5.250%	1/15/2031	2,455	2,522
	GLP Capital LP	4.000%	1/15/2031	11,713	11,227
	GLP Capital LP	3.250%	1/15/2032	13,158	11,901
	GLP Capital LP	5.250%	2/15/2033	15,133	15,197
	GLP Capital LP	6.750%	12/1/2033	20,998	22,757
	GLP Capital LP	5.625%	9/15/2034	37,470	37,967
	Healthcare Realty Holdings LP	2.000%	3/15/2031	23,098	20,278
	Healthpeak OP LLC	2.875%	1/15/2031	16,444	15,247
	Healthpeak OP LLC	5.250%	12/15/2032	27,759	28,653
	Healthpeak OP LLC	5.375%	2/15/2035	18,069	18,568
	Highwoods Realty LP	3.050%	2/15/2030	12,140	11,333
	Highwoods Realty LP	5.350%	1/15/2033	3,558	3,573
	Highwoods Realty LP	7.650%	2/1/2034	7,953	9,082
[1]	Host Hotels & Resorts LP	2.900%	12/15/2031	16,317	14,678
	Host Hotels & Resorts LP	5.700%	6/15/2032	14,755	15,390
	Host Hotels & Resorts LP	5.700%	7/1/2034	22,736	23,527
	Host Hotels & Resorts LP	5.500%	4/15/2035	11,908	12,114
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	27,482	23,959
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	6,702	6,506
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	21,030	21,292
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	10,741	11,184
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	4,059	3,476
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	9,710	9,645
	Kimco Realty OP LLC	2.250%	12/1/2031	10,498	9,331
	Kimco Realty OP LLC	3.200%	4/1/2032	718	670
	Kimco Realty OP LLC	4.600%	2/1/2033	26,481	26,532
	Kimco Realty OP LLC	6.400%	3/1/2034	20,910	23,205
	Kimco Realty OP LLC	4.850%	3/1/2035	19,386	19,408
	Kimco Realty OP LLC	5.300%	2/1/2036	3,115	3,209
	Kite Realty Group LP	4.950%	12/15/2031	16,909	17,194
	Kite Realty Group LP	5.200%	8/15/2032	6,500	6,655
	Kite Realty Group LP	5.500%	3/1/2034	12,501	12,965
	LXP Industrial Trust	2.375%	10/1/2031	3,546	3,105
	Mid-America Apartments LP	1.700%	2/15/2031	27,120	23,849
	Mid-America Apartments LP	5.300%	2/15/2032	12,461	13,030
	Mid-America Apartments LP	5.000%	3/15/2034	4,162	4,230
	Mid-America Apartments LP	4.950%	3/1/2035	9,028	9,155
	National Health Investors Inc.	3.000%	2/1/2031	9,273	8,423
	National Health Investors Inc.	5.350%	2/1/2033	615	613
	NNN REIT Inc.	4.600%	2/15/2031	16,545	16,683
	NNN REIT Inc.	5.600%	10/15/2033	29,179	30,661
	NNN REIT Inc.	5.500%	6/15/2034	19,870	20,721
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	19,891	18,589
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	23,025	20,522
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	13,242	11,905
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	18,165	18,625
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/2035	16,659	16,540
	Piedmont Operating Partnership LP	2.750%	4/1/2032	5,373	4,604
	Prologis LP	3.875%	9/15/2028	1	—
	Prologis LP	4.750%	1/15/2031	17	17
	Prologis LP	1.750%	2/1/2031	25,380	22,471
	Prologis LP	2.250%	1/15/2032	14,091	12,484
	Prologis LP	4.625%	1/15/2033	16,407	16,621
	Prologis LP	4.750%	6/15/2033	32,829	33,332
	Prologis LP	5.125%	1/15/2034	26,970	27,830
	Prologis LP	5.000%	3/15/2034	27,621	28,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	5.000%	1/31/2035	22,342	22,751
	Prologis LP	5.250%	5/15/2035	32,754	33,981
	Public Storage Operating Co.	2.300%	5/1/2031	38,575	34,948
	Public Storage Operating Co.	2.250%	11/9/2031	17,700	15,810
	Public Storage Operating Co.	5.100%	8/1/2033	15,459	16,123
	Public Storage Operating Co.	5.000%	7/1/2035	10,250	10,463
	Rayonier LP	2.750%	5/17/2031	3,648	3,302
	Realty Income Corp.	3.250%	1/15/2031	30,444	29,013
	Realty Income Corp.	3.200%	2/15/2031	16,318	15,484
	Realty Income Corp.	2.700%	2/15/2032	347	314
	Realty Income Corp.	5.625%	10/13/2032	27,454	29,237
	Realty Income Corp.	2.850%	12/15/2032	20,213	18,177
	Realty Income Corp.	4.500%	2/1/2033	23,152	23,015
	Realty Income Corp.	5.125%	2/15/2034	25,630	26,453
	Realty Income Corp.	5.125%	4/15/2035	29,358	30,044
	Regency Centers LP	5.000%	7/15/2032	13,585	13,972
	Regency Centers LP	5.250%	1/15/2034	15,565	16,128
	Regency Centers LP	5.100%	1/15/2035	15,571	15,861
	Rexford Industrial Realty LP	2.125%	12/1/2030	10,262	9,201
	Rexford Industrial Realty LP	2.150%	9/1/2031	18,220	16,023
	Sabra Health Care LP	3.200%	12/1/2031	45,792	41,903
	Safehold GL Holdings LLC	2.800%	6/15/2031	22,912	21,113
	Safehold GL Holdings LLC	2.850%	1/15/2032	868	778
	Safehold GL Holdings LLC	6.100%	4/1/2034	900	957
	Safehold GL Holdings LLC	5.650%	1/15/2035	5,717	5,885
	Simon Property Group LP	2.200%	2/1/2031	747	676
	Simon Property Group LP	2.250%	1/15/2032	8,641	7,627
	Simon Property Group LP	2.650%	2/1/2032	24,406	22,041
	Simon Property Group LP	5.500%	3/8/2033	19,002	20,114
	Simon Property Group LP	6.250%	1/15/2034	16,169	17,828
	Simon Property Group LP	4.750%	9/26/2034	30,129	30,165
	Simon Property Group LP	5.125%	10/1/2035	35,202	35,931
	Store Capital LLC	2.750%	11/18/2030	8,374	7,638
	Store Capital LLC	2.700%	12/1/2031	9,595	8,487
	Sun Communities Operating LP	2.700%	7/15/2031	23,333	21,298
	Sun Communities Operating LP	4.200%	4/15/2032	10,167	9,936
	Tanger Properties LP	2.750%	9/1/2031	15,140	13,718
[1]	UDR Inc.	4.400%	1/26/2029	1	1
	UDR Inc.	3.000%	8/15/2031	31,497	29,251
[1]	UDR Inc.	2.100%	8/1/2032	325	279
[1]	UDR Inc.	1.900%	3/15/2033	2,196	1,821
[1]	UDR Inc.	2.100%	6/15/2033	8,024	6,719
	UDR Inc.	5.125%	9/1/2034	5,730	5,843
	Ventas Realty LP	4.750%	11/15/2030	18,167	18,456
	Ventas Realty LP	2.500%	9/1/2031	3,425	3,087
	Ventas Realty LP	5.100%	7/15/2032	25,524	26,236
	Ventas Realty LP	5.625%	7/1/2034	15,322	16,048
	Ventas Realty LP	5.000%	1/15/2035	20,749	20,834
	VICI Properties LP	5.125%	11/15/2031	35,539	36,130
	VICI Properties LP	5.125%	5/15/2032	38,237	38,570
	VICI Properties LP	5.750%	4/1/2034	17,528	18,192
	VICI Properties LP	5.625%	4/1/2035	32,513	33,273
	Welltower OP LLC	4.125%	3/15/2029	1	1
	Welltower OP LLC	2.800%	6/1/2031	7,518	6,985
	Welltower OP LLC	2.750%	1/15/2032	24,213	22,087
	Welltower OP LLC	3.850%	6/15/2032	24,983	24,197
	Welltower OP LLC	5.125%	7/1/2035	43,745	44,979
	Weyerhaeuser Co.	7.375%	3/15/2032	13,812	15,767
	Weyerhaeuser Co.	3.375%	3/9/2033	18,742	17,191
	WP Carey Inc.	2.400%	2/1/2031	8,905	8,019
	WP Carey Inc.	2.450%	2/1/2032	7,745	6,843
	WP Carey Inc.	2.250%	4/1/2033	6,804	5,755
	WP Carey Inc.	5.375%	6/30/2034	125	130
					3,419,311
Technology (8.5%)
	Accenture Capital Inc.	4.250%	10/4/2031	33,658	33,750
	Accenture Capital Inc.	4.500%	10/4/2034	44,085	43,760
	Adobe Inc.	4.950%	4/4/2034	4,900	5,086
	Adobe Inc.	5.300%	1/17/2035	27,248	28,886

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Advanced Micro Devices Inc.	3.924%	6/1/2032	796	784
	Analog Devices Inc.	2.100%	10/1/2031	45,709	40,672
	Analog Devices Inc.	5.050%	4/1/2034	10,416	10,861
	Apple Inc.	1.650%	2/8/2031	87,606	78,368
	Apple Inc.	4.500%	5/12/2032	47,298	48,546
	Apple Inc.	3.350%	8/8/2032	41,711	40,159
	Apple Inc.	4.750%	5/12/2035	32,642	33,685
	Applied Materials Inc.	4.000%	1/15/2031	15,475	15,438
	Applied Materials Inc.	5.100%	10/1/2035	710	739
	Arrow Electronics Inc.	5.875%	4/10/2034	16,445	17,186
	Atlassian Corp.	5.500%	5/15/2034	15,814	16,430
	Autodesk Inc.	2.400%	12/15/2031	34,092	30,473
	Autodesk Inc.	5.300%	6/15/2035	15,745	16,281
	Automatic Data Processing Inc.	4.750%	5/8/2032	40,922	42,048
	Automatic Data Processing Inc.	4.450%	9/9/2034	24,965	25,015
	Avnet Inc.	3.000%	5/15/2031	7,662	6,955
	Avnet Inc.	5.500%	6/1/2032	7,648	7,794
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	34,078	35,856
	Booz Allen Hamilton Inc.	5.950%	4/15/2035	4,152	4,320
	Broadcom Inc.	4.150%	11/15/2030	43,108	43,127
	Broadcom Inc.	2.450%	2/15/2031	72,241	66,463
	Broadcom Inc.	5.150%	11/15/2031	25,419	26,535
[1]	Broadcom Inc.	4.550%	2/15/2032	23,058	23,303
[2]	Broadcom Inc.	4.150%	4/15/2032	45,845	45,256
	Broadcom Inc.	5.200%	4/15/2032	43,782	45,780
	Broadcom Inc.	4.900%	7/15/2032	52,347	53,798
	Broadcom Inc.	4.300%	11/15/2032	78,373	77,919
	Broadcom Inc.	2.600%	2/15/2033	34,247	30,467
	Broadcom Inc.	3.419%	4/15/2033	58,579	54,922
	Broadcom Inc.	3.469%	4/15/2034	92,051	85,003
	Broadcom Inc.	4.800%	10/15/2034	41,073	41,624
	Broadcom Inc.	5.200%	7/15/2035	90,435	94,241
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	28,442	25,896
	Cadence Design Systems Inc.	4.700%	9/10/2034	26,404	26,546
	CDW LLC	3.569%	12/1/2031	55,950	52,320
[2]	CGI Inc.	2.300%	9/14/2031	1	—
	CGI Inc.	2.300%	9/14/2031	225	200
	Cintas Corp. No. 2	4.000%	5/1/2032	29,594	29,166
	Cisco Systems Inc.	4.950%	2/26/2031	56,126	58,419
	Cisco Systems Inc.	4.950%	2/24/2032	48,761	50,617
	Cisco Systems Inc.	5.050%	2/26/2034	59,407	61,641
	Cisco Systems Inc.	5.100%	2/24/2035	53,014	55,003
	Concentrix Corp.	6.850%	8/2/2033	9,972	9,944
	Dell International LLC	4.500%	2/15/2031	44,708	44,681
	Dell International LLC	5.300%	4/1/2032	24,139	24,955
	Dell International LLC	4.750%	10/6/2032	34,987	35,073
	Dell International LLC	5.750%	2/1/2033	28,390	30,039
	Dell International LLC	5.400%	4/15/2034	39,934	41,229
	Dell International LLC	4.850%	2/1/2035	25,630	25,393
	Equifax Inc.	2.350%	9/15/2031	28,152	25,087
	Fidelity National Information Services Inc.	2.250%	3/1/2031	23,098	20,643
	Fidelity National Information Services Inc.	5.100%	7/15/2032	29,186	29,921
	Fiserv Inc.	4.550%	2/15/2031	20,012	19,880
	Fiserv Inc.	5.350%	3/15/2031	9,692	9,962
	Fiserv Inc.	5.600%	3/2/2033	8,934	9,222
	Fiserv Inc.	5.625%	8/21/2033	43,446	44,906
	Fiserv Inc.	5.450%	3/15/2034	23,987	24,428
	Fiserv Inc.	5.150%	8/12/2034	32,542	32,404
	Fiserv Inc.	5.250%	8/11/2035	32,769	32,891
	Flex Ltd.	5.250%	1/15/2032	23,410	23,907
	Flex Ltd.	5.375%	11/13/2035	13,855	13,926
	Fortinet Inc.	2.200%	3/15/2031	18,634	16,731
	Gartner Inc.	4.950%	3/20/2031	12,250	12,339
	Gartner Inc.	5.600%	11/20/2035	13,400	13,571
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	42,322	42,831
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	60,002	59,737
	HP Inc.	2.650%	6/17/2031	33,499	30,311
	HP Inc.	4.200%	4/15/2032	29,866	29,151
	HP Inc.	5.500%	1/15/2033	1,770	1,837
	HP Inc.	6.100%	4/25/2035	28,529	30,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hubbell Inc.	2.300%	3/15/2031	6,357	5,796
	Hubbell Inc.	4.800%	11/15/2035	5,605	5,613
	IBM International Capital Pte. Ltd.	4.750%	2/5/2031	14,035	14,356
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	28,270	28,799
	Intel Corp.	5.000%	2/21/2031	9,616	9,876
	Intel Corp.	2.000%	8/12/2031	57,135	50,309
	Intel Corp.	4.150%	8/5/2032	15,927	15,458
	Intel Corp.	4.000%	12/15/2032	12,762	12,245
	Intel Corp.	5.200%	2/10/2033	84,441	86,640
	Intel Corp.	5.150%	2/21/2034	31,607	32,167
	International Business Machines Corp.	2.720%	2/9/2032	700	638
[1]	International Business Machines Corp.	5.000%	2/10/2032	34,019	35,189
	International Business Machines Corp.	4.400%	7/27/2032	29,560	29,670
	International Business Machines Corp.	5.875%	11/29/2032	35,041	38,147
	International Business Machines Corp.	4.750%	2/6/2033	14,434	14,775
[1]	International Business Machines Corp.	5.200%	2/10/2035	15,994	16,560
	Intuit Inc.	5.200%	9/15/2033	31,862	33,452
	J Paul Getty Trust	4.905%	4/1/2035	995	1,026
	Jabil Inc.	3.000%	1/15/2031	10,986	10,210
	Juniper Networks Inc.	2.000%	12/10/2030	18,613	16,455
	KLA Corp.	4.650%	7/15/2032	41,875	42,753
	KLA Corp.	4.700%	2/1/2034	10,686	10,805
	Kyndryl Holdings Inc.	3.150%	10/15/2031	28,959	26,374
	Kyndryl Holdings Inc.	6.350%	2/20/2034	10,660	11,275
	Leidos Inc.	2.300%	2/15/2031	49,581	44,637
	Leidos Inc.	5.400%	3/15/2032	5,835	6,098
	Leidos Inc.	5.750%	3/15/2033	25,530	27,078
	Leidos Inc.	5.500%	3/15/2035	5,558	5,816
	Marvell Technology Inc.	2.950%	4/15/2031	15,017	13,936
	Marvell Technology Inc.	5.950%	9/15/2033	28,726	30,794
	Marvell Technology Inc.	5.450%	7/15/2035	17,363	17,947
	Micron Technology Inc.	5.300%	1/15/2031	4,771	4,949
	Micron Technology Inc.	2.703%	4/15/2032	32,918	29,507
	Micron Technology Inc.	5.650%	11/1/2032	1,000	1,053
	Micron Technology Inc.	5.875%	2/9/2033	25,466	27,126
	Micron Technology Inc.	5.875%	9/15/2033	525	560
	Micron Technology Inc.	5.800%	1/15/2035	45,395	47,993
	Micron Technology Inc.	6.050%	11/1/2035	14,975	16,072
	Moody's Corp.	2.000%	8/19/2031	23,916	21,248
	Moody's Corp.	4.250%	8/8/2032	23,175	22,934
	Moody's Corp.	5.000%	8/5/2034	13,829	14,199
	Motorola Solutions Inc.	2.750%	5/24/2031	5,429	4,970
	Motorola Solutions Inc.	5.600%	6/1/2032	24,851	26,191
	Motorola Solutions Inc.	5.200%	8/15/2032	13,457	13,892
	Motorola Solutions Inc.	5.400%	4/15/2034	25,302	26,185
	Motorola Solutions Inc.	5.550%	8/15/2035	30,920	32,216
	MSCI Inc.	5.250%	9/1/2035	14,625	14,803
	NetApp Inc.	5.500%	3/17/2032	23,136	24,200
	NetApp Inc.	5.700%	3/17/2035	23,824	25,057
	NVIDIA Corp.	2.000%	6/15/2031	9,739	8,805
	NXP BV	2.500%	5/11/2031	43,094	39,044
	NXP BV	2.650%	2/15/2032	25,278	22,629
	NXP BV	5.000%	1/15/2033	16,434	16,712
	NXP BV	5.250%	8/19/2035	14,141	14,379
	Oracle Corp.	2.875%	3/25/2031	96,540	87,582
	Oracle Corp.	5.250%	2/3/2032	60,894	61,494
	Oracle Corp.	4.800%	9/26/2032	89,009	87,507
	Oracle Corp.	6.250%	11/9/2032	55,918	59,362
	Oracle Corp.	4.900%	2/6/2033	56,678	55,675
	Oracle Corp.	4.300%	7/8/2034	26,364	24,446
	Oracle Corp.	4.700%	9/27/2034	68,995	65,475
	Oracle Corp.	3.900%	5/15/2035	38,520	34,105
	Oracle Corp.	5.500%	8/3/2035	11,712	11,741
	Oracle Corp.	5.200%	9/26/2035	137,451	134,722
	Paychex Inc.	5.350%	4/15/2032	49,240	51,216
	Paychex Inc.	5.600%	4/15/2035	47,237	49,622
	QUALCOMM Inc.	1.650%	5/20/2032	24,095	20,667
	QUALCOMM Inc.	4.250%	5/20/2032	6,273	6,300
	QUALCOMM Inc.	4.750%	5/20/2032	21,626	22,241
	QUALCOMM Inc.	5.400%	5/20/2033	11,708	12,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	5.000%	5/20/2035	36,341	37,280
	Quanta Services Inc.	4.500%	1/15/2031	27,275	27,372
	Quanta Services Inc.	2.350%	1/15/2032	10,302	9,118
	Quanta Services Inc.	5.250%	8/9/2034	23,773	24,606
	Quanta Services Inc.	5.100%	8/9/2035	23,535	23,854
	RELX Capital Inc.	4.750%	5/20/2032	23,803	24,319
	RELX Capital Inc.	5.250%	3/27/2035	12,954	13,465
	Roper Technologies Inc.	1.750%	2/15/2031	25,883	22,692
	Roper Technologies Inc.	4.750%	2/15/2032	12,710	12,891
	Roper Technologies Inc.	4.900%	10/15/2034	28,112	28,203
	Roper Technologies Inc.	5.100%	9/15/2035	13,013	13,218
	S&P Global Inc.	2.900%	3/1/2032	51,950	48,111
	S&P Global Inc.	5.250%	9/15/2033	17,354	18,343
	Salesforce Inc.	1.950%	7/15/2031	67,855	60,640
	Skyworks Solutions Inc.	3.000%	6/1/2031	24,477	22,249
	Synopsys Inc.	5.000%	4/1/2032	44,533	45,650
	Synopsys Inc.	5.150%	4/1/2035	71,431	72,997
	TD SYNNEX Corp.	2.650%	8/9/2031	2,540	2,287
	TD SYNNEX Corp.	6.100%	4/12/2034	10,673	11,337
	TD SYNNEX Corp.	5.300%	10/10/2035	30,160	30,179
	Texas Instruments Inc.	1.900%	9/15/2031	17,500	15,577
	Texas Instruments Inc.	3.650%	8/16/2032	7,712	7,438
	Texas Instruments Inc.	4.900%	3/14/2033	23,710	24,558
	Texas Instruments Inc.	4.850%	2/8/2034	36,587	37,779
	Texas Instruments Inc.	5.100%	5/23/2035	10,680	11,073
[1]	TR Finance LLC	5.500%	8/15/2035	65	68
	TSMC Arizona Corp.	2.500%	10/25/2031	40,986	37,525
	TSMC Arizona Corp.	4.250%	4/22/2032	22,870	23,072
	Verisk Analytics Inc.	5.750%	4/1/2033	24,195	25,743
	Verisk Analytics Inc.	5.250%	6/5/2034	14,542	14,988
	Verisk Analytics Inc.	5.250%	3/15/2035	23,970	24,522
	VMware LLC	2.200%	8/15/2031	47,155	42,017
	Western Digital Corp.	3.100%	2/1/2032	23,220	21,271
	Workday Inc.	3.800%	4/1/2032	47,143	45,267
					5,180,656
Utilities (9.6%)
[1]	AEP Texas Inc.	2.100%	7/1/2030	15,668	14,293
	AEP Texas Inc.	4.700%	5/15/2032	1,802	1,814
	AEP Texas Inc.	5.400%	6/1/2033	620	642
	AEP Texas Inc.	5.700%	5/15/2034	17,551	18,390
	AEP Transmission Co. LLC	5.150%	4/1/2034	18,445	18,919
	AEP Transmission Co. LLC	5.375%	6/15/2035	200	208
	AES Corp.	5.800%	3/15/2032	32,279	33,172
[1]	Alabama Power Co.	1.450%	9/15/2030	7,410	6,571
[1]	Alabama Power Co.	4.300%	3/15/2031	17,355	17,419
	Alabama Power Co.	3.940%	9/1/2032	14,886	14,527
	Alabama Power Co.	5.850%	11/15/2033	1,894	2,045
	Alabama Power Co.	5.100%	4/2/2035	23,065	23,694
	Alliant Energy Corp.	5.750%	4/1/2056	17,423	17,361
	Ameren Corp.	3.500%	1/15/2031	24,672	23,735
	Ameren Corp.	5.375%	3/15/2035	28,762	29,657
	Ameren Illinois Co.	3.850%	9/1/2032	11,062	10,677
	Ameren Illinois Co.	4.950%	6/1/2033	17,433	17,917
	American Electric Power Co. Inc.	5.950%	11/1/2032	16,648	17,988
	American Electric Power Co. Inc.	5.625%	3/1/2033	43,993	46,509
	American Electric Power Co. Inc.	6.950%	12/15/2054	13,920	15,005
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	30,710	30,487
	American Water Capital Corp.	2.300%	6/1/2031	20,335	18,397
	American Water Capital Corp.	4.450%	6/1/2032	14,087	14,153
	American Water Capital Corp.	5.150%	3/1/2034	14,629	15,146
	American Water Capital Corp.	5.250%	3/1/2035	31,330	32,463
[1]	Appalachian Power Co.	2.700%	4/1/2031	29,825	27,320
[1]	Appalachian Power Co.	4.500%	8/1/2032	25,301	25,183
	Appalachian Power Co.	5.650%	4/1/2034	15,358	16,169
	Arizona Public Service Co.	6.350%	12/15/2032	10,437	11,464
	Arizona Public Service Co.	5.550%	8/1/2033	23,135	24,292
	Arizona Public Service Co.	5.700%	8/15/2034	23,399	24,716
	Atmos Energy Corp.	1.500%	1/15/2031	18,070	15,870
	Atmos Energy Corp.	5.450%	10/15/2032	7,611	8,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	5.900%	11/15/2033	21,340	23,262
[1]	Atmos Energy Corp.	5.200%	8/15/2035	16,225	16,824
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	19,020	19,895
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	37,187	38,911
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	32,074	28,006
	Black Hills Corp.	4.550%	1/31/2031	14,100	14,127
	Black Hills Corp.	4.350%	5/1/2033	9,647	9,346
	Black Hills Corp.	6.150%	5/15/2034	13,989	15,074
	Black Hills Corp.	6.000%	1/15/2035	7,295	7,794
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	15,564	14,118
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	10,724	9,899
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	15,484	15,473
[1]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/2033	300	342
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	22,702	23,254
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	16,464	17,026
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	12,398	12,662
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	17,600	17,834
[1]	CenterPoint Energy Inc.	6.850%	2/15/2055	11,450	12,218
	CenterPoint Energy Inc.	6.700%	5/15/2055	3,500	3,591
	CenterPoint Energy Inc.	5.950%	4/1/2056	19,925	20,142
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	10,109	9,020
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	7,430	7,381
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	2,049	2,129
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	9,772	10,144
[1]	CMS Energy Corp.	4.750%	6/1/2050	9,866	9,666
	CMS Energy Corp.	3.750%	12/1/2050	6,000	5,511
	CMS Energy Corp.	6.500%	6/1/2055	26,682	27,561
[1]	Commonwealth Edison Co.	3.150%	3/15/2032	9,925	9,247
	Commonwealth Edison Co.	4.900%	2/1/2033	8,749	8,971
	Commonwealth Edison Co.	5.300%	6/1/2034	14,943	15,690
[1]	Connecticut Light & Power Co.	2.050%	7/1/2031	8,053	7,181
	Connecticut Light & Power Co.	4.900%	7/1/2033	9,156	9,363
	Connecticut Light & Power Co.	4.950%	8/15/2034	6,265	6,367
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	7,686	7,035
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	19,939	20,881
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	25,215	26,665
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	972	1,015
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	11,445	11,887
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	18,438	18,962
	Constellation Energy Generation LLC	5.800%	3/1/2033	14,997	16,075
	Constellation Energy Generation LLC	6.125%	1/15/2034	22,269	24,249
	Consumers Energy Co.	4.500%	1/15/2031	9,041	9,163
	Consumers Energy Co.	3.600%	8/15/2032	16,394	15,649
	Consumers Energy Co.	4.625%	5/15/2033	16,840	16,973
	Consumers Energy Co.	5.050%	5/15/2035	26,461	27,126
[1]	Dominion Energy Inc.	2.250%	8/15/2031	30,427	27,180
[1]	Dominion Energy Inc.	4.350%	8/15/2032	21,179	20,842
	Dominion Energy Inc.	5.375%	11/15/2032	49,419	51,631
[1]	Dominion Energy Inc.	5.250%	8/1/2033	22,471	23,185
	Dominion Energy Inc.	5.450%	3/15/2035	34,998	36,144
[1]	Dominion Energy Inc.	7.000%	6/1/2054	24,040	26,235
	Dominion Energy Inc.	6.625%	5/15/2055	36,197	37,456
[1]	Dominion Energy Inc.	6.000%	2/15/2056	41,600	41,954
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	9,904	8,885
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	3,095	3,477
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	699	734
[1]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	22,021	22,968
[1]	DTE Electric Co.	2.625%	3/1/2031	24,673	22,821
[1]	DTE Electric Co.	3.000%	3/1/2032	25,346	23,543
	DTE Electric Co.	5.200%	4/1/2033	31,286	32,714
	DTE Electric Co.	5.250%	5/15/2035	20,194	20,923
	DTE Energy Co.	5.850%	6/1/2034	22,087	23,655
	DTE Energy Co.	5.050%	10/1/2035	17,997	18,066
	Duke Energy Carolinas LLC	2.550%	4/15/2031	10,766	9,920
	Duke Energy Carolinas LLC	2.850%	3/15/2032	3,820	3,506
	Duke Energy Carolinas LLC	6.450%	10/15/2032	4,293	4,774
	Duke Energy Carolinas LLC	4.950%	1/15/2033	45,585	47,183
	Duke Energy Carolinas LLC	4.850%	1/15/2034	17,187	17,492
[1]	Duke Energy Carolinas LLC	5.250%	3/15/2035	28,186	29,353
	Duke Energy Corp.	2.550%	6/15/2031	27,585	25,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	4.500%	8/15/2032	34,456	34,490
	Duke Energy Corp.	5.750%	9/15/2033	30,166	32,161
	Duke Energy Corp.	5.450%	6/15/2034	28,186	29,551
	Duke Energy Corp.	4.950%	9/15/2035	11,449	11,459
	Duke Energy Corp.	6.450%	9/1/2054	24,245	25,443
	Duke Energy Florida LLC	4.200%	12/1/2030	2,800	2,808
	Duke Energy Florida LLC	2.400%	12/15/2031	24,593	22,242
	Duke Energy Florida LLC	5.875%	11/15/2033	11,876	12,897
	Duke Energy Florida LLC	4.850%	12/1/2035	6,800	6,839
	Duke Energy Indiana LLC	5.250%	3/1/2034	7,320	7,612
	Duke Energy Indiana LLC	6.120%	10/15/2035	495	541
	Duke Energy Ohio Inc.	5.250%	4/1/2033	9,677	10,096
	Duke Energy Ohio Inc.	5.300%	6/15/2035	7,930	8,227
	Duke Energy Progress LLC	2.000%	8/15/2031	2,815	2,503
	Duke Energy Progress LLC	3.400%	4/1/2032	1,595	1,514
	Duke Energy Progress LLC	5.250%	3/15/2033	19,881	20,824
	Duke Energy Progress LLC	5.100%	3/15/2034	24,824	25,795
	Duke Energy Progress LLC	5.050%	3/15/2035	32,451	33,247
	Edison International	5.250%	3/15/2032	5,903	5,913
	Emera US Finance LP	2.639%	6/15/2031	12,854	11,558
	Entergy Arkansas LLC	5.150%	1/15/2033	18,110	18,779
	Entergy Arkansas LLC	5.300%	9/15/2033	3,804	3,972
	Entergy Arkansas LLC	5.450%	6/1/2034	16,864	17,726
	Entergy Corp.	2.400%	6/15/2031	20,816	18,753
[1]	Entergy Corp.	5.875%	6/15/2056	4,850	4,865
	Entergy Louisiana LLC	1.600%	12/15/2030	8,149	7,243
	Entergy Louisiana LLC	3.050%	6/1/2031	10,498	9,873
	Entergy Louisiana LLC	2.350%	6/15/2032	8,630	7,623
	Entergy Louisiana LLC	4.000%	3/15/2033	8,499	8,224
	Entergy Louisiana LLC	5.350%	3/15/2034	21,927	22,887
	Entergy Louisiana LLC	5.150%	9/15/2034	38,224	39,331
	Entergy Mississippi LLC	5.000%	9/1/2033	1,110	1,136
	Entergy Texas Inc.	1.750%	3/15/2031	11,111	9,821
	Entergy Texas Inc.	5.250%	4/15/2035	12,895	13,306
	Essential Utilities Inc.	2.400%	5/1/2031	13,152	11,875
	Essential Utilities Inc.	5.375%	1/15/2034	26,616	27,646
	Essential Utilities Inc.	5.250%	8/15/2035	2,945	3,020
	Evergy Kansas Central Inc.	5.900%	11/15/2033	4,366	4,714
	Evergy Kansas Central Inc.	5.250%	3/15/2035	16,045	16,464
	Evergy Metro Inc.	4.950%	4/15/2033	7,837	8,024
	Evergy Metro Inc.	5.400%	4/1/2034	8,435	8,858
	Evergy Metro Inc.	5.125%	8/15/2035	11,200	11,403
	Eversource Energy	2.550%	3/15/2031	19,060	17,255
	Eversource Energy	5.850%	4/15/2031	36,237	38,317
	Eversource Energy	3.375%	3/1/2032	37,362	34,657
	Eversource Energy	5.125%	5/15/2033	28,322	28,770
	Eversource Energy	5.500%	1/1/2034	29,683	30,637
	Exelon Corp.	5.125%	3/15/2031	33,088	34,243
	Exelon Corp.	5.300%	3/15/2033	41,358	43,144
	Exelon Corp.	5.450%	3/15/2034	20,904	21,868
[1]	Exelon Corp.	4.950%	6/15/2035	235	235
	Exelon Corp.	5.625%	6/15/2035	13,137	13,835
	Exelon Corp.	6.500%	3/15/2055	25,230	26,326
[2]	FirstEnergy Transmission LLC	4.750%	1/15/2033	13,251	13,307
	FirstEnergy Transmission LLC	5.000%	1/15/2035	17,459	17,585
	Florida Power & Light Co.	2.450%	2/3/2032	52,464	47,568
	Florida Power & Light Co.	5.100%	4/1/2033	25,629	26,655
	Florida Power & Light Co.	4.800%	5/15/2033	32,475	33,253
	Florida Power & Light Co.	5.300%	6/15/2034	36,490	38,408
	Florida Power & Light Co.	5.000%	8/1/2034	1,765	1,813
	Georgia Power Co.	4.850%	3/15/2031	22,363	23,034
	Georgia Power Co.	4.700%	5/15/2032	28,972	29,496
	Georgia Power Co.	4.950%	5/17/2033	31,371	32,132
	Georgia Power Co.	5.250%	3/15/2034	22,896	23,766
	Georgia Power Co.	5.200%	3/15/2035	18,503	19,091
	Idaho Power Co.	5.200%	8/15/2034	5,140	5,330
	Interstate Power & Light Co.	5.700%	10/15/2033	8,204	8,687
	Interstate Power & Light Co.	4.950%	9/30/2034	14,432	14,507
	Interstate Power & Light Co.	5.600%	6/29/2035	17,125	17,954
	IPALCO Enterprises Inc.	4.250%	5/1/2030	4,383	4,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IPALCO Enterprises Inc.	5.750%	4/1/2034	10,170	10,372
[2]	Jersey Central Power & Light Co.	4.400%	1/15/2031	9,100	9,079
	Jersey Central Power & Light Co.	5.100%	1/15/2035	19,830	20,161
[1]	Kentucky Utilities Co.	5.450%	4/15/2033	4,692	4,940
[1]	Louisville Gas & Electric Co.	5.450%	4/15/2033	9,558	10,057
	National Fuel Gas Co.	2.950%	3/1/2031	6,361	5,815
	National Fuel Gas Co.	5.950%	3/15/2035	11,483	12,091
	National Grid plc	5.809%	6/12/2033	29,207	31,252
	National Grid plc	5.418%	1/11/2034	20,615	21,493
	National Grid USA	5.803%	4/1/2035	500	526
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	31,743	32,820
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	16,082	13,886
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	4,765	5,658
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	4,855	4,399
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	3,744	3,654
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	23,926	25,766
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	28,822	29,515
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	20,679	18,426
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	25,364	26,537
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	43,328	44,558
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	28,971	29,794
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	12,500	12,894
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	35,446	36,855
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	34,068	36,491
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	12,800	13,294
[1]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	28,025	29,665
	NiSource Inc.	1.700%	2/15/2031	17,695	15,502
	NiSource Inc.	5.400%	6/30/2033	8,525	8,861
	NiSource Inc.	5.350%	4/1/2034	25,465	26,377
	NiSource Inc.	5.350%	7/15/2035	39,006	40,059
	NiSource Inc.	6.375%	3/31/2055	14,763	15,246
	NiSource Inc.	5.750%	7/15/2056	5,000	5,059
	Northern States Power Co.	5.050%	5/15/2035	26,086	26,784
	Northwest Natural Holding Co.	7.000%	9/15/2055	9,000	9,347
	NSTAR Electric Co.	5.400%	6/1/2034	11,897	12,395
	NSTAR Electric Co.	5.200%	3/1/2035	15,280	15,687
[1]	Ohio Power Co.	1.625%	1/15/2031	2,902	2,542
	Ohio Power Co.	5.650%	6/1/2034	9,658	10,113
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	15,174	15,972
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	400	455
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	19,238	18,917
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	31,053	31,203
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	34,903	37,371
[2]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	25,916	26,989
	ONE Gas Inc.	4.250%	9/1/2032	8,305	8,239
	Pacific Gas & Electric Co.	2.500%	2/1/2031	59,073	53,179
	Pacific Gas & Electric Co.	3.250%	6/1/2031	40,235	37,352
	Pacific Gas & Electric Co.	5.900%	6/15/2032	16,825	17,682
	Pacific Gas & Electric Co.	5.050%	10/15/2032	25,435	25,632
	Pacific Gas & Electric Co.	6.150%	1/15/2033	25,779	27,464
	Pacific Gas & Electric Co.	6.400%	6/15/2033	39,396	42,743
	Pacific Gas & Electric Co.	6.950%	3/15/2034	33,915	37,954
	Pacific Gas & Electric Co.	5.800%	5/15/2034	1,281	1,336
	Pacific Gas & Electric Co.	5.700%	3/1/2035	39,158	40,485
	Pacific Gas & Electric Co.	6.000%	8/15/2035	15,925	16,814
	PacifiCorp	5.300%	2/15/2031	5,081	5,240
	PacifiCorp	7.700%	11/15/2031	195	224
	PacifiCorp	5.450%	2/15/2034	51,895	53,057
	PECO Energy Co.	4.900%	6/15/2033	1,904	1,960
	PECO Energy Co.	4.875%	9/15/2035	9,620	9,737
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	8,853	9,263
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	14,635	14,976
	Potomac Electric Power Co.	5.200%	3/15/2034	300	311
	PPL Capital Funding Inc.	5.250%	9/1/2034	28,968	29,842
	PPL Electric Utilities Corp.	5.000%	5/15/2033	23,687	24,445
	PPL Electric Utilities Corp.	4.850%	2/15/2034	19,361	19,770
	Progress Energy Inc.	7.750%	3/1/2031	17,906	20,616
	Progress Energy Inc.	7.000%	10/30/2031	31,011	34,993
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	13,375	11,937
	Public Service Co. of Colorado	1.875%	6/15/2031	21,576	18,982

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Service Co. of Colorado	4.100%	6/1/2032	2,471	2,433
	Public Service Co. of Colorado	5.350%	5/15/2034	17,431	18,068
	Public Service Co. of Colorado	5.150%	9/15/2035	17,867	18,212
	Public Service Co. of New Hampshire	5.350%	10/1/2033	12,494	13,110
	Public Service Co. of Oklahoma	5.250%	1/15/2033	8,797	9,082
	Public Service Co. of Oklahoma	5.200%	1/15/2035	22,828	23,192
[1]	Public Service Electric & Gas Co.	1.900%	8/15/2031	825	731
[1]	Public Service Electric & Gas Co.	3.100%	3/15/2032	13,545	12,632
[1]	Public Service Electric & Gas Co.	4.900%	12/15/2032	10,760	11,076
[1]	Public Service Electric & Gas Co.	4.650%	3/15/2033	21,386	21,616
	Public Service Electric & Gas Co.	5.200%	8/1/2033	11,508	12,004
[1]	Public Service Electric & Gas Co.	5.200%	3/1/2034	8,010	8,321
	Public Service Electric & Gas Co.	4.850%	8/1/2034	27,647	28,048
[1]	Public Service Electric & Gas Co.	5.050%	3/1/2035	33,083	33,915
	Public Service Electric & Gas Co.	4.900%	8/15/2035	4,435	4,496
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	25,576	22,899
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	7,576	8,210
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	9,671	10,078
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	11,429	11,829
	Puget Energy Inc.	5.725%	3/15/2035	21,169	21,824
	Puget Sound Energy Inc.	5.330%	6/15/2034	12,635	13,099
	San Diego Gas & Electric Co.	5.400%	4/15/2035	35,874	37,371
	Sempra	5.500%	8/1/2033	27,538	28,909
	Sempra	6.400%	10/1/2054	36,169	36,852
	Sempra	6.550%	4/1/2055	17,565	17,788
	Sempra	6.375%	4/1/2056	10,644	10,854
	Sierra Pacific Power Co.	6.200%	12/15/2055	7,200	7,147
[1]	Southern California Edison Co.	2.500%	6/1/2031	21,813	19,553
	Southern California Edison Co.	5.450%	6/1/2031	29,903	30,945
	Southern California Edison Co.	2.750%	2/1/2032	3,970	3,531
	Southern California Edison Co.	5.950%	11/1/2032	24,264	25,766
	Southern California Edison Co.	6.000%	1/15/2034	20,717	21,852
	Southern California Edison Co.	5.200%	6/1/2034	14,485	14,615
	Southern California Edison Co.	5.450%	3/1/2035	35,675	36,412
	Southern California Gas Co.	5.200%	6/1/2033	22,998	23,850
	Southern California Gas Co.	5.050%	9/1/2034	20,008	20,502
	Southern California Gas Co.	5.450%	6/15/2035	22,078	23,094
	Southern Co.	5.700%	10/15/2032	20,159	21,460
	Southern Co.	5.200%	6/15/2033	35,540	36,735
	Southern Co.	5.700%	3/15/2034	24,174	25,557
	Southern Co.	4.850%	3/15/2035	31,038	30,941
[1]	Southern Co.	6.375%	3/15/2055	53,305	56,399
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	18,942	16,746
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	150	155
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	31,429	33,465
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	20,183	20,343
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	3,281	3,321
[1]	Southern Power Co.	4.900%	10/1/2035	7,309	7,261
	Southwest Gas Corp.	4.050%	3/15/2032	23,707	22,975
	Southwestern Electric Power Co.	5.300%	4/1/2033	15,480	15,932
	Southwestern Public Service Co.	5.300%	5/15/2035	14,091	14,481
	Spire Inc.	6.250%	6/1/2056	6,724	6,696
	Spire Missouri Inc.	4.800%	2/15/2033	11,704	11,842
[1]	Spire Missouri Inc.	5.150%	8/15/2034	7,773	8,044
	System Energy Resources Inc.	5.300%	12/15/2034	18,587	18,876
	Tampa Electric Co.	5.150%	3/1/2035	30,779	31,396
	Tucson Electric Power Co.	3.250%	5/15/2032	9,808	9,137
	Tucson Electric Power Co.	5.200%	9/15/2034	14,842	15,286
	Union Electric Co.	5.200%	4/1/2034	19,258	19,950
	Union Electric Co.	5.250%	4/15/2035	11,898	12,349
	Virginia Electric & Power Co.	2.300%	11/15/2031	18,476	16,479
	Virginia Electric & Power Co.	2.400%	3/30/2032	13,271	11,834
	Virginia Electric & Power Co.	5.000%	4/1/2033	35,366	36,317
	Virginia Electric & Power Co.	5.000%	1/15/2034	325	332
	Virginia Electric & Power Co.	5.050%	8/15/2034	23,755	24,233
	Virginia Electric & Power Co.	5.150%	3/15/2035	27,008	27,644
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	11,230	11,257
	WEC Energy Group Inc.	5.625%	5/15/2056	4,443	4,512
	Wisconsin Electric Power Co.	4.750%	9/30/2032	15,731	16,112
	Wisconsin Electric Power Co.	5.625%	5/15/2033	3,419	3,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Electric Power Co.	4.600%	10/1/2034	6,860	6,872
	Wisconsin Power & Light Co.	1.950%	9/16/2031	7,697	6,756
	Wisconsin Power & Light Co.	3.950%	9/1/2032	24,193	23,378
	Wisconsin Power & Light Co.	4.950%	4/1/2033	8,177	8,324
	Wisconsin Power & Light Co.	5.375%	3/30/2034	8,366	8,693
	Xcel Energy Inc.	2.350%	11/15/2031	760	678
	Xcel Energy Inc.	4.600%	6/1/2032	26,009	25,970
	Xcel Energy Inc.	5.450%	8/15/2033	42,112	43,768
	Xcel Energy Inc.	5.500%	3/15/2034	34,867	36,179
	Xcel Energy Inc.	5.600%	4/15/2035	17,975	18,738
					5,853,355
Total Corporate Bonds (Cost $59,132,895)					59,927,403
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[5]	Vanguard Market Liquidity Fund (Cost $80,424)	4.024%		804,277	80,428
Total Investments (98.6%) (Cost $59,468,352)					60,263,391
Other Assets and Liabilities—Net (1.4%)					834,772
Net Assets (100%)					61,098,163
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $196,301, representing 0.3% of net assets.
3	Securities with a value of $9,136 have been segregated as initial margin for open futures contracts.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2026	2,030	235,892	(72)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2026	(552)	(60,591)	11
10-Year U.S. Treasury Note	March 2026	(801)	(90,788)	22
				33
				(39)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	255,560	—	255,560
Corporate Bonds	—	59,927,403	—	59,927,403
Temporary Cash Investments	80,428	—	—	80,428
Total	80,428	60,182,963	—	60,263,391

Derivative Financial Instruments
Assets
Futures Contracts[1]	33	—	—	33
Liabilities
Futures Contracts[1]	(72)	—	—	(72)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.